                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7141

                      (Investment Company Act File Number)

                     Federated World Investment Series, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/03

               Date of Reporting Period: Six months ended 5/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated European Equity Fund

Established 1996

(formerly, Federated European Growth Fund)

A Portfolio of Federated World Investment Series, Inc.

7TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 9.29	$11.11	$15.34	$17.60	$15.79	$13.33
Income From Investment Operations:
Net investment income (net operating loss)	0.02 [1]	(0.05)[1]	(0.06)[1]	(0.06)[1]	(0.06)[1]	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.30	(1.77)	(3.15)	(1.15)	2.47	2.84

TOTAL FROM INVESTMENT OPERATIONS	0.32	(1.82)	(3.21)	(1.21)	2.41	2.88

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	(1.02)	(1.05)	(0.60)	(0.42)

Net Asset Value, End of Period	$ 9.61	$ 9.29	$11.11	$15.34	$17.60	$15.79

Total Return[2]	3.44%	(16.38)%	(22.66)%	(7.73)%	15.68%	22.13%

Ratios to Average Net Assets:

Expenses	2.50%[3]	2.49%[4]	2.13%	1.88%	1.84%	1.85%

Net investment income (net operating loss)	0.40%[3]	(0.49)%	(0.46)%	(0.35)%	(0.36)%	0.24%

Expense waiver/reimbursement[5]	0.84%[3]	0.18%	--	0.07%	0.44%	0.63%

Supplemental Data:

Net assets, end of period (000 omitted)	$11,618	$12,215	$24,584	$43,695	$37,555	$40,453

Portfolio turnover	114%	151%	166%	301%	226%	175%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.48% after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 8.79	$10.60	$14.77	$17.11	$15.48	$13.18
Income From Investment Operations:
Net operating loss	(0.01) [1]	(0.13)[1]	(0.15)[1]	(0.19)[1]	(0.16)[1]	(0.00)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.28	(1.68)	(3.00)	(1.10)	2.39	2.72

TOTAL FROM INVESTMENT OPERATIONS	0.27	(1.81)	(3.15)	(1.29)	2.23	2.72

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	(1.02)	(1.05)	(0.60)	(0.42)

Net Asset Value, End of Period	$ 9.06	$ 8.79	$10.60	$14.77	$17.11	$15.48

Total Return[3]	3.07%	(17.08)%	(23.16)%	(8.46)%	14.80%	21.14%

Ratios to Average Net Assets:

Expenses	3.25%[4]	3.24%[5]	2.88%	2.63%	2.59%	2.60%

Net operating loss	(0.35)%[4]	(1.32)%	(1.20)%	(1.10)%	(1.11)%	(0.51)%

Expense waiver/reimbursement[6]	0.84%[4]	0.18%	--	0.07%	0.44%	0.63%

Supplemental Data:

Net assets, end of period (000 omitted)	$7,467	$8,489	$14,198	$23,705	$20,765	$17,952

Portfolio turnover	114%	151%	166%	301%	226%	175%

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 3.23% after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 8.78	$10.58	$14.72	$17.06	$15.43	$13.15
Income From Investment Operations:
Net operating loss	(0.01)[1]	(0.13)[1]	(0.14)[1]	(0.18)[1]	(0.17)[1]	(0.00)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.27	(1.67)	(2.98)	(1.11)	2.40	2.70

TOTAL FROM INVESTMENT OPERATIONS	0.26	(1.80)	(3.12)	(1.29)	2.23	2.70

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	(1.02)	(1.05)	(0.60)	(0.42)

Net Asset Value, End of Period	$ 9.04	$ 8.78	$10.58	$14.72	$17.06	$15.43

Total Return[3]	2.96%	(17.01)%	(23.03)%	(8.49)%	14.85%	21.03%

Ratios to Average Net Assets:

Expenses	3.25%[4]	3.24%[5]	2.88%	2.63%	2.59%	2.60%

Net operating loss	(0.35)%[4]	(1.30)%	(1.14)%	(1.06)%	(1.11)%	(0.51)%

Expense waiver/reimbursement[6]	0.84%[4]	0.18%	--	0.07%	0.44%	0.63%

Supplemental Data:

Net assets, end of period (000 omitted)	$6,657	$6,621	$6,810	$9,693	$5,325	$2,426

Portfolio turnover	114%	151%	166%	301%	226%	175%

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 3.23% after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--108.5%
		Automobiles & Components--0.6%
4,500		Bayerische Motoren Werke AG	$155,700

		Banks--20.7%
28,200		Banco Bilbao Vizcaya Argentaria SA	279,169
4,300		Banco Popular Espanol SA	227,676
95,360		Barclays PLC	673,514
8,900		BNP Paribas SA	441,599
10,840		Credit Suisse Group	293,659
8,210		Deutsche Bank AG	481,378
82,657		HSBC Holdings PLC	977,725
29,533		Royal Bank of Scotland PLC, Edinburgh	768,588
6,950		Societe Generale, Paris	427,528
661		Standard Chartered PLC	7,924
10,850		UBS AG	585,843
35,620		Unicredito Italiano SpA	163,155

		TOTAL	5,327,758

		Capital Goods--2.1%
6,000		Schneider Electric SA	274,719
9,190		Thales SA	260,715

		TOTAL	535,434

		Consumer Durables & Apparel--1.3%
3,200		LVMH Moet-Hennessy	164,440
1,950		Swatch Group AG, Class B	178,481

		TOTAL	342,921

		Diversified Financials--12.9%
39,060		Amvescap PLC	237,850
3,890		Deutsche Boerse AG	204,815
27,500		iShares S&P Europe 350 Index Fund	1,439,625
52,100		STOXX 50 Leaders	1,433,462

		TOTAL	3,315,752

Shares			Value
		COMMON STOCKS--continued
		Energy--17.2%
181,411		BP PLC	$1,244,565
29,580		ENI SpA	477,847
19,150		Royal Dutch Petroleum Co.	866,849
89,115		Shell Transport & Trading Co.	586,338
6,200		Total Fina SA, Class B	909,061
14,500	[1]	Transocean, Inc.	338,865

		TOTAL	4,423,525

		Food & Staples Retailing--1.2%
6,890		Carrefour SA	309,060

		Food Beverage & Tobacco--8.7%
15,700		British American Tobacco PLC	168,803
46,400		Cadbury Schweppes PLC	270,026
21,120		Gallaher Group PLC	212,752
1,165		Groupe Danone	160,385
5,700		Heineken NV	205,003
2,640		Nestle SA	553,942
1,865		Pernod-Ricard	185,595
8,500		Unilever NV	497,469

		TOTAL	2,253,975

		Hotels Restaurants & Leisure--1.2%
57,600		Compass Group PLC	315,764

		Household & Personal Products--3.0%
1,850		Beiersdorf AG	255,677
3,655		L'Oreal SA	265,611
12,300		Reckitt Benckiser PLC	239,976

		TOTAL	761,264

		Materials--5.3%
5,740		BASF AG	249,074
5,100	[1]	JSC Mining and Smelting Co. Norilsk Nickel, ADR	141,015
3,870		Lonza AG	189,260
4,500		Lafarge SA	286,652
29,130		Stora Enso Oyj, Class R	303,670
13,320		UPM - Kymmene OY	185,513

		TOTAL	1,355,184

Shares			Value
		COMMON STOCKS--continued
		Media--1.7%
298,710		Granada PLC	$434,298

		Pharmaceuticals & Biotechnology--14.5%
8,580		AstraZeneca PLC	348,277
8,435		Aventis SA	440,911
49,799		GlaxoSmithKline PLC	985,167
14,950		Novartis AG	586,817
8,800		Roche Holding AG	672,113
3,790		Sanofi Synthelabo SA	242,621
8,640		Schering Ag	455,252

		TOTAL	3,731,158

		Software & Services--2.7%
58,900		Amadeus Global Travel Distribution SA	342,114
3,190		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	358,794

		TOTAL	700,908

		Technology Hardware & Equipment--6.7%
20,680	[1]	ASM Lithography Holding NV	206,075
17,400		Infineon Technologies AG	156,024
14,710		Koninklijke (Royal) Philips Electronics NV	288,140
35,310		Nokia Oyj	637,298
11,950		Nokia Oyj, Class A, ADR	215,578
9,950		STMicroelectronics NV	225,876

		TOTAL	1,728,991

		Telecommunication Services--7.4%
23,430		Deutsche Telekom AG, Class REG	351,184
18,800		Koninklijke KPN NV	131,344
35,960		Telefonica SA	404,563
470,294		Vodafone Group PLC	1,023,243

		TOTAL	1,910,334

		Transportation--0.7%
17,980		Deutsche Lufthansa AG	194,216

Shares			Value
		COMMON STOCKS--continued
		Utilities--0.6%
6,500		Veolia Environnement	$146,186

		TOTAL COMMON STOCKS (IDENTIFIED COST $26,021,878)	27,942,428

		REPURCHASE AGREEMENT--9.3%
$2,387,000		Interest in $500,000,000 joint repurchase agreement with Bank of America LLC, 1.35% dated 5/30/2003, to be repurchased at $2,387,269 on 6/2/2003 collateralized by U.S. government agencies with various maturities to 6/25/2033 (at net asset value)	2,387,000

		TOTAL INVESTMENTS--117.8% (IDENTIFIED COST $28,408,878)[2]	30,329,428

		OTHER ASSETS AND LIABILITIES - NET--(17.8)%	(4,588,760)

		TOTAL NET ASSETS--100%	$25,740,668

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $28,408,878.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $28,408,878)		$30,329,428
Cash denominated in foreign currency (identified cost $15,684)		15,612
Cash		761
Income receivable		98,877
Receivable for shares sold		520,010
Prepaid expense		14,656

TOTAL ASSETS		30,979,344

Liabilities:
Payable for investments purchased	$2,115,283
Payable for shares redeemed	3,085,016
Net payable for foreign exchange contracts	7,519
Accrued expenses	30,858

TOTAL LIABILITIES		5,238,676

Net assets for 2,768,608 shares outstanding		$25,740,668

Net Assets Consist of:
Paid in capital		$47,042,444
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,921,614
Accumulated net realized loss on investments and foreign currency transactions		(23,222,390)
Net operating loss		(1,000)

TOTAL NET ASSETS		$25,740,668

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($11,617,605 ÷1,208,305 shares outstanding)		$9.61

Offering price per share (100/94.50 of $9.61)[1]		$10.17

Redemption proceeds per share		$9.61

Class B Shares:
Net asset value per share ($7,466,522 ÷ 824,342 shares outstanding)		$9.06

Offering price per share		$9.06

Redemption proceeds per share (94.50/100 of $9.06)[1]		$8.56

Class C Shares:
Net asset value per share ($6,656,541 ÷ 735,961 shares outstanding)		$9.04

Offering price per share (100/99.00 of $9.04)[1]		$9.13

Redemption proceeds per share (99.00/100 of $9.04)[1]		$8.95

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $49,758)			$347,807
Interest			7,717

TOTAL INCOME			355,524

Expenses:
Investment adviser fee		$122,415
Administrative personnel and services fee		92,247
Custodian fees		22,660
Transfer and dividend disbursing agent fees and expenses		50,577
Directors'/Trustees' fees		707
Auditing fees		7,456
Legal fees		1,932
Portfolio accounting fees		38,897
Distribution services fee--Class B Shares		27,297
Distribution services fee--Class C Shares		22,591
Shareholder services fee--Class A Shares		13,974
Shareholder services fee--Class B Shares		9,099
Shareholder services fee--Class C Shares		7,530
Share registration costs		16,855
Printing and postage		18,851
Insurance premiums		743
Taxes		956
Interest expense		3,147
Miscellaneous		1,001

TOTAL EXPENSES		458,935

Waiver and Reimbursement:
Waiver of investment adviser fee	$(102,379)
Reimbursement of investment adviser fee	(32)

TOTAL WAIVER AND REIMBURSEMENT		(102,411)

Net expenses			356,524

Net operating loss			(1,000)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(2,438,623)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			3,758,044

Net realized and unrealized gain on investments and foreign currency transactions			1,319,421

Change in net assets resulting from operations			$1,318,421

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(1,000)	$(333,603)
Net realized loss on investments and foreign currency transactions	(2,438,623)	(9,517,650)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	3,758,044	3,548,659

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,318,421	(6,302,594)

Share Transactions:
Proceeds from sale of shares	82,384,145	86,807,566
Cost of shares redeemed	(85,285,968)	(98,772,898)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,901,823)	(11,965,332)

Change in net assets	(1,583,402)	(18,267,926)

Net Assets:
Beginning of period	27,324,070	45,591,996

End of period	$25,740,668	$27,324,070

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc., (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated European Equity Fund (formerly, Federated European Growth Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:

6/2/2003	31,003 British Pounds	$ 51,387	$ 50,823	$ (564)

6/3/2003	524,541 Euro	623,973	617,018	(6,955)

NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ (7,519)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,675,748	$81,482,300	8,556,310	$83,084,613
Shares redeemed	(9,782,818)	(83,060,879)	(9,454,354)	(92,501,322)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(107,070)	$(1,578,579)	(898,044)	$(9,416,709)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	19,532	$163,775	53,691	$532,376
Shares redeemed	(160,620)	(1,314,336)	(427,999)	(4,151,206)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(141,088)	$(1,150,561)	(374,308)	$(3,618,830)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	92,537	$738,070	330,337	$3,190,577
Shares redeemed	(110,585)	(910,753)	(219,771)	(2,120,370)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(18,048)	$(172,683)	110,566	$1,070,207

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(266,206)	$(2,901,823)	(1,161,786)	$(11,965,332)

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $28,408,878. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $1,920,550. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,605,288 and net unrealized depreciation from investments for those securities having an excess of cost over value of $684,738.

At November 30, 2002, the Fund had a capital loss carryforward of $20,406,203, which will reduce the Fund's taxable income arising from future net realized gains on investment, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such a capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$11,462,369

2010	$ 8,943,834

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not incur a distribution services fee for the six months ended May 31, 2003, and has no present intention of paying or accruing a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$27,892,666

Sales	$28,601,743

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

As of May 31, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Kingdom	33.0%
France	18.4%
Switzerland	11.9%
Germany	11.1%
Netherlands	8.5%
United States	6.9%
Ireland	5.6%
Finland	5.2%
Spain	4.9%
Italy	2.5%
Russia	0.5%

LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2003, there were no outstanding loans. During the six months ended May 31, 2003, the maximum outstanding borrowing was $2,815,600. The Fund had an average outstanding daily balance of $941,872 with a high and low interest rate of 1.94% and 1.75%, respectively, representing only the days LOC was utilized. Interest expense totaled $3,147 for the six months ended May 31, 2003.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated European Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U706
Cusip 31428U805
Cusip 31428U888

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01742-02 (7/03)

Federated Investors
World-Class Investment Manager

Federated Global Equity Fund

Established 1998

A Portfolio of Federated World Investment Series, Inc.

5TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$8.15	$9.58	$12.58	$14.36	$10.55	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.01)	(0.12)[2]	(0.13)[2]	(0.11)[2]	(0.07)[2]	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.23	(1.31)	(2.71)	0.54	3.90	0.54

TOTAL FROM INVESTMENT OPERATIONS	0.22	(1.43)	(2.84)	0.43	3.83	0.55

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.01)	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.16)	(2.21)	(0.01)	--

TOTAL FROM DISTRIBUTIONS	--	--	(0.16)	(2.21)	(0.02)	--

Net Asset Value, End of Period	$8.37	$8.15	$ 9.58	$12.58	$14.36	$10.55

Total Return[3]	2.70%	(14.93)%	(22.92)%	1.90%	36.34%	5.50%

Ratios to Average Net Assets:

Expenses	2.82%[4]	2.84%[5]	2.51%	2.09%	2.00%	2.00%[4]

Net investment income (net operating loss)	(0.23)%[4]	(1.25)%	(1.21)%	(0.77)%	(0.58)%	0.44%[4]

Expense waiver/reimbursement[6]	0.79%[4]	0.19%	0.14%	0.36%	1.37%	4.07%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$23,113	$23,844	$34,687	$50,587	$34,303	$18,858

Portfolio turnover	85%	235%	241%	228%	187%	3%

1 Reflects operations for the period from October 27, 1998 (start of performance) to November 30, 1998.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.82% after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$7.98	$9.43	$12.44	$14.29	$10.55
Income From Investment Operations:
Net operating loss	(0.03)	(0.16)[2]	(0.19)[2]	(0.17)[2]	(0.15)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.23	(1.29)	(2.66)	0.53	3.91

TOTAL FROM INVESTMENT OPERATIONS	0.20	(1.45)	(2.85)	0.36	3.76

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.16)	(2.21)	(0.01)

TOTAL FROM DISTRIBUTIONS	--	--	(0.16)	(2.21)	(0.02)

Net Asset Value, End of Period	$8.18	$7.98	$ 9.43	$12.44	$14.29

Total Return[3]	2.51%	(15.38)%	(23.27)%	1.35%	35.62%

Ratios to Average Net Assets:

Expenses	3.32%[4]	3.34%[5]	3.01%	2.59%	2.50%

Net operating loss	(0.72)%[4]	(1.75)%	(1.71)%	(1.21)%	(1.08)%

Expense waiver/reimbursement[6]	0.79%[4]	0.19%	0.14%	0.36%	1.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,533	$2,579	$3,484	$4,804	$1,060

Portfolio turnover	85%	235%	241%	228%	187%

1 Financial Highlights for Class B Shares is not presented for the period from October 27, 1998 (start of performance) to November 30, 1998. Class B Shares had no public investments during that period.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 3.32% after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$7.97	$9.42	$12.42	$14.27	$10.55
Income From Investment Operations:
Net operating loss	(0.02)	(0.16)[2]	(0.19)[2]	(0.16)[2]	(0.16)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.22	(1.29)	(2.65)	0.52	3.90

TOTAL FROM INVESTMENT OPERATIONS	0.20	(1.45)	(2.84)	0.36	3.74

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.16)	(2.21)	(0.01)

TOTAL FROM DISTRIBUTIONS	--	--	(0.16)	(2.21)	(0.02)

Net Asset Value, End of Period	$8.17	$7.97	$ 9.42	$12.42	$14.27

Total Return[3]	2.51%	(15.39)%	(23.22)%	1.36%	35.43%

Ratios to Average Net Assets:

Expenses	3.32%[4]	3.34%[5]	3.01%	2.59%	2.50%

Net operating loss	(0.70)%[4]	(1.75)%	(1.71)%	(1.18)%	(1.08)%

Expense waiver/reimbursement[6]	0.79%[4]	0.19%	0.14%	0.36%	1.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,407	$1,289	$1,813	$1,873	$191

Portfolio turnover	85%	235%	241%	228%	187%

1 Financial Highlights for Class C Shares is not presented for the period from October 27, 1998 (start of performance) to November 30, 1998. Class C Shares had no public investments during that period.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 3.32% after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--98.0%
		Banking--9.1%
4,900		BNP Paribas SA	$243,128
3,200		Bank One Corp.	119,552
3,650		Bank of America Corp.	270,830
35,750		Barclays PLC	252,497
12,700		Credit Suisse Group	344,047
12,100		FleetBoston Financial Corp.	357,797
9,900		U.S. Bancorp	234,630
2,650		UBS AG	143,086
6,100		Wachovia Corp.	245,098
5,200		Wells Fargo & Co.	251,160

		TOTAL	2,461,825

		Capital Goods--7.0%
4,100		Acciona SA	204,970
3,950	[1]	Alliant Techsystems, Inc.	199,358
17,400		General Electric Co.	499,380
4,400		Northrop Grumman Corp.	386,980
6,000		Raytheon Co.	192,240
5,925		Vinci SA	407,818

		TOTAL	1,890,746

		Commercial Services & Supplies--2.2%
18,500	[1]	Cendant Corp.	310,800
11,650		Waste Management, Inc.	296,726

		TOTAL	607,526

		Consumer Durables & Apparel--2.5%
13,900		Compagnie Financiere Richemont AG	221,610
14,000		Shimano, Inc.	229,986
5,400		Sony Corp.	144,989
3,200		Sony Corp., ADR	87,488

		TOTAL	684,073

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Diversified Financials--9.0%
6,650		American Express Co.	$277,039
31,500		Amvescap PLC	191,815
10,350		Citigroup, Inc.	424,557
14,300		Euronext NV	354,277
2,600		Goldman Sachs Group, Inc.	211,900
5,300		J.P. Morgan Chase & Co.	174,158
7,150		Merrill Lynch & Co., Inc.	309,595
68,000		Nomura ETF - TOPIX Exchange	484,831

		TOTAL	2,428,172

		Energy--7.3%
7,850		BP Amoco PLC, ADR	328,837
2,850		ChevronTexaco Corp.	202,179
22,400		ENI SpA	361,858
9,200		GlobalSantaFe Corp.	228,896
3,200		Halliburton Co.	76,384
3,500		Talisman Energy, Inc.	151,992
2,175		Total Fina SA, Class B	318,905
13,550	[1]	Transocean Sedco Forex, Inc.	316,663

		TOTAL	1,985,714

		Food & Staples Retailing--0.7%
3,700		Wal-Mart Stores, Inc.	194,657

		Food Beverage & Tobacco--5.4%
3,900		Altria Group, Inc.	161,070
5,300		Heinz (H.J.) Co.	175,271
8,400		Kraft Foods, Inc., Class A	272,160
1,360		Nestle SA	285,364
3,400		PepsiCo, Inc.	150,280
3,500		R.J. Reynolds Tobacco Holdings, Inc.	119,315
5,300		Unilever NV	310,186

		TOTAL	1,473,646

		Healthcare Equipment & Services--0.8%
3,900	[1]	Boston Scientific Corp.	203,190

		Household & Personal Products--0.9%
4,800		Kimberly-Clark Corp.	249,264

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Insurance--1.9%
2,800		Allianz AG Holding	$212,473
2,800		American International Group, Inc.	162,064
4,600		MetLife, Inc.	128,662

		TOTAL	503,199

		Materials--4.9%
24,900		Abitibi-Consolidated, Inc.	168,955
25,543		BHP Billiton PLC	133,042
8,800		Eastman Chemical Co.	287,672
5,700		Olin Corp.	100,662
12,150		Placer Dome, Inc.	132,800
71,000		Sumitomo Chemical Co., Ltd.	196,317
6,450		Temple-Inland, Inc.	300,828

		TOTAL	1,320,276

		Media--6.1%
21,100	[1]	AOL Time Warner, Inc.	321,142
7,200	[1]	Clear Channel Communications, Inc.	293,040
5,500	[1]	Comcast Corp., Class A	158,510
1,700		Knight-Ridder, Inc.	119,748
15,000		Pearson PLC	140,331
7,700	[1]	Viacom, Inc., Class B	350,504
14,700		Vivendi Universal SA	270,264

		TOTAL	1,653,539

		Pharmaceuticals & Biotechnology--9.8%
2,400	[1]	Amgen, Inc.	155,304
18,400		GlaxoSmithKline PLC	364,005
6,200		Johnson & Johnson	336,970
1,300		Lilly (Eli) & Co.	77,701
4,400	[1]	Medimmune, Inc.	155,980
4,500		Merck & Co., Inc.	250,110
9,050		Novartis AG	355,230
23,230		Pfizer, Inc.	720,595
5,400		Wyeth	236,790

		TOTAL	2,652,685

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Real Estate--0.5%
12,700		Trizec Properties, Inc.	$138,811

		Retailing--2.4%
4,700	[1]	Linens `n Things, Inc.	108,194
5,900		Lowe's Cos., Inc.	249,334
16,000		Nordstrom, Inc.	298,400

		TOTAL	655,928

		Semiconductors & Semiconductor Equipment--4.2%
12,800	[1]	Applied Materials, Inc.	199,168
5,800	[1]	Cymer, Inc.	193,140
11,600		Intel Corp.	241,744
9,500		STMicroelectronics NV	215,660
1,070		Samsung Electronics Co., Ltd.	290,093

		TOTAL	1,139,805

		Software & Services--3.5%
24,000		Microsoft Corp.	590,640
10,900	[1]	Oracle Corp.	141,809
12,300	[1]	PeopleSoft, Inc.	201,228

		TOTAL	933,677

		Technology Hardware & Equipment--5.9%
18,700	[1]	Cisco Systems, Inc.	304,436
12,500		Hewlett-Packard Co.	243,750
13,000		Koninklijke (Royal) Philips Electronics NV	254,645
10,700		Motorola, Inc.	91,164
19,500		Nokia Oyj, Class A, ADR	351,780
13,300	[1]	Pinnacle Systems, Inc.	141,645
6,100		Qualcomm, Inc.	204,838

		TOTAL	1,592,258

		Telecommunication Services--4.5%
14,700		Deutsche Telekom AG, Class REG	220,333
43		Nippon Telegraph & Telephone Corp.	149,112
8,100		SBC Communications, Inc.	206,226
9,500		Telefonos de Mexico, Class L, ADR	287,850
160,400		Vodafone Group PLC	348,990

		TOTAL	1,212,511

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Transportation--3.8%
19,700		BAA PLC	$157,717
53,300		Brisa-Auto Estradas de Portugal SA	298,437
32		East Japan Railway Co.	154,472
8,100		Fraport AG	187,594
17,550		Grupo Aeroportuario del Sureste SA de CV, Class B, ADR	240,084

		TOTAL	1,038,304

		Utilities--5.6%
2,700		E.On AG	139,206
13,200		Endesa SA	211,387
20,600		Korea Electric Power Corp.	340,673
38,600		National Grid Transco PLC	249,757
6,800		RWE AG	197,669
40,700		Viridian Group PLC	365,642

		TOTAL	1,504,334

		TOTAL COMMON STOCKS (IDENTIFIED COST $24,134,339)	26,524,140

		MUTUAL FUND--1.4%
379,834		Prime Value Obligations Fund, Class IS (at net asset value)	379,834

		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $24,514,173)[2]	26,903,974

		OTHER ASSETS AND LIABILITIES - NET--0.6%	149,011

		TOTAL NET ASSETS--100%	$27,052,985

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $24,514,173.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $24,514,173)		$26,903,974
Cash denominated in foreign currencies (identified cost $245)		246
Income receivable		81,665
Receivable for investments sold		566,816
Receivable for shares sold		387,954
Prepaid expense		3,821

TOTAL ASSETS		27,944,476

Liabilities:
Payable to bank	$562
Payable for investments purchased	825,211
Payable for shares redeemed	20,223
Net payable for foreign currency exchange contracts	503
Accrued expenses	44,992

TOTAL LIABILITIES		891,491

Net assets for 3,243,624 shares outstanding		$27,052,985

Net Assets Consist of:
Paid in capital		$42,893,677
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,390,564
Accumulated net realized loss on investments and foreign currency transactions		(18,192,701)
Net operating loss		(38,555)

TOTAL NET ASSETS		$27,052,985

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($23,112,602 ÷ 2,761,590 shares outstanding)		$8.37

Offering price per share (100/94.50 of $8.37)[1]		$8.86

Redemption proceeds per share		$8.37

Class B Shares:
Net asset value per share ($2,533,225 ÷ 309,739 shares outstanding)		$8.18

Offering price per share		$8.18

Redemption proceeds per share (94.50/100 of $8.18)[1]		$7.73

Class C Shares:
Net asset value per share ($1,407,158 ÷ 172,295 shares outstanding)		$8.17

Offering price per share (100/99.00 of $8.17)[1]		$8.25

Redemption proceeds per share (99.00/100 of $8.17)[1]		$8.09

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $31,493)			$323,471
Interest			4,759

TOTAL INCOME			328,230

Expenses:
Investment adviser fee		$126,594
Administrative personnel and services fee		92,247
Custodian fees		34,950
Transfer and dividend disbursing agent fees and expenses		51,142
Directors'/Trustees' fees		672
Auditing fees		9,000
Legal fees		1,908
Portfolio accounting fees		39,070
Distribution services fee--Class A Shares		27,064
Distribution services fee--Class B Shares		8,990
Distribution services fee--Class C Shares		4,763
Shareholder services fee--Class A Shares		27,064
Shareholder services fee--Class B Shares		2,997
Shareholder services fee--Class C Shares		1,588
Share registration costs		15,677
Printing and postage		20,516
Insurance premiums		684
Taxes		775
Interest expense		393
Miscellaneous		886

TOTAL EXPENSES		466,980

Waivers and Reimbursement:
Waiver of investment adviser fee	$(99,778)
Waiver of transfer and dividend disbursing agent fees and expenses	(377)
Reimbursement of investment adviser fee	(40)

TOTAL WAIVERS AND REIMBURSEMENT		(100,195)

Net expenses			366,785

Net operating loss			(38,555)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(658,305)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,283,748

Net realized and unrealized gain on investments and foreign currency transactions			625,443

Change in net assets resulting from operations			$586,888

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(38,555)	$(459,804)
Net realized loss on investments and foreign currency transactions	(658,305)	(6,343,673)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,283,748	1,440,317

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	586,888	(5,363,160)

Share Transactions:
Proceeds from sale of shares	11,676,377	12,969,469
Cost of shares redeemed	(12,922,909)	(19,877,558)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,246,532)	(6,908,089)

Change in net assets	(659,644)	(12,271,249)

Net Assets:
Beginning of period	27,712,629	39,983,878

End of period	$27,052,985	$27,712,629

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated Global Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to obtain a total return on its assets.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Depreciation
Contracts Sold:

6/2/2002	135,991 British Pounds	$222,821	$222,930	$(109)

6/2/2002	74,419 Euro	87,144	87,538	(394)

NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(503)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,454,180	$11,087,401	1,348,930	$12,064,823
Shares redeemed	(1,619,054)	(12,308,662)	(2,042,946)	(18,272,505)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(164,874)	$(1,221,261)	(694,016)	$(6,207,682)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	54,317	$395,047	77,377	$692,212
Shares redeemed	(67,709)	(505,394)	(123,818)	(1,119,872)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(13,392)	$(110,347)	(46,441)	$(427,660)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	25,258	$193,929	24,039	$212,434
Shares redeemed	(14,688)	(108,853)	(54,838)	(485,181)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	10,570	$85,076	(30,799)	$(272,747)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(167,696)	$(1,246,532)	(771,256)	$(6,908,089)

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $24,514,173. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $2,389,801. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,604,210 and net unrealized depreciation from investments for those securities having an excess of cost over value of $214,409.

At November 30, 2002, the Fund had a capital loss carryforward of $16,792,463, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$10,955,685

2010	$ 5,836,778

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. The FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$21,173,513

Sales	$23,449,659

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

As of May 31, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	54.8%
United Kingdom	9.4%
France	5.4%
Japan	5.3%
Switzerland	5.0%
Germany	3.5%
Netherlands	3.4%
South Korea	2.3%
Mexico	2.0%
Canada	1.7%
Spain	1.5%
Italy	1.3%
Finland	1.3%
Portugal	1.1%

LINE OF CREDIT

The Corporation has entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2003, there were no outstanding loans. During the six months ended May 31, 2003, the maximum outstanding borrowing was $879,000. The Fund had an average outstanding daily balance of $275,133 with a high and low interest rate of 1.88% and 1.75%, respectively, representing only the days the LOC was utilized. Interest expense totaled $393 for the six months ended May 31, 2003.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Global Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U870
Cusip 31428U862
Cusip 31428U854

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G02336-05 (7/03)

Federated Investors
World-Class Investment Manager

Federated International Capital Appreciation Fund

Established 1997

(formerly, Federated International Growth Fund)

A Portfolio of Federated World Investment Series, Inc.

6TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 6.36	$ 7.29	$ 9.68	$12.35	$ 8.38	$ 8.73
Income From Investment Operations:
Net investment income (net operating loss)	0.02	(0.10)[1]	(0.06)[1]	0.58	0.07	0.04 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.30	(0.83)	(2.32)	(2.69)	3.96	(0.33)

TOTAL FROM INVESTMENT OPERATIONS	0.32	(0.93)	(2.38)	(2.11)	4.03	(0.29)

Less Distributions:
Distributions from net investment income	--	--	(0.01)	(0.56)	(0.06)	(0.06)

Net Asset Value, End of Period	$ 6.68	$ 6.36	$ 7.29	$ 9.68	$12.35	$ 8.38

Total Return[2]	5.03%	(12.76)%	(24.64)%	(18.33)%	48.44%	(3.37)%

Ratios to Average Net Assets:

Expenses	2.00%[3]	1.72%	0.75%	0.15%	0.07%	0.08%

Net investment income (net operating loss)	0.77%[3]	(1.36)%	(0.67)%	3.99%	0.65%	0.51%

Expense waiver/reimbursement[4]	0.79%[3]	0.44%	0.61%	0.85%	1.49%	1.92%

Supplemental Data:

Net assets, end of period (000 omitted)	$45,921	$38,529	$22,654	$40,432	$39,386	$19,440

Portfolio turnover	112%	247%	32%	11%	12%	31%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 6.20	$ 7.15	$ 9.56	$12.24	$ 8.31	$ 8.71
Income From Investment Operations:
Net investment income (net operating loss)	(0.01)	(0.15)[1]	(0.12)[1]	0.47	(0.00)[2]	(0.02) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.28	(0.80)	(2.29)	(2.66)	3.93	(0.34)

TOTAL FROM INVESTMENT OPERATIONS	0.27	(0.95)	(2.41)	(2.19)	3.93	(0.36)

Less Distributions:
Distributions from net investment income	--	--	--	(0.49)	(0.00)[2]	(0.04)

Net Asset Value, End of Period	$ 6.47	$ 6.20	$ 7.15	$ 9.56	$12.24	$ 8.31

Total Return[3]	4.35%	(13.29)%	(25.21)%	(19.00)%	47.33%	(4.14)%

Ratios to Average Net Assets:

Expenses	2.75%[4]	2.47%	1.50%	0.90%	0.82%	0.83%

Net investment income (net operating loss)	(0.12)%[4]	(2.11)%	(1.42)%	2.84%	(0.10)%	(0.24)%

Expense waiver/reimbursement[5]	0.79%[4]	0.44%	0.61%	0.85%	1.49%	1.92%

Supplemental Data:

Net assets, end of period (000 omitted)	$14,921	$16,326	$8,950	$14,480	$12,317	$8,212

Portfolio turnover	112%	247%	32%	11%	12%	31%

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 6.21	$ 7.17	$ 9.59	$12.28	$ 8.33	$ 8.72
Income From Investment Operations:
Net investment income (net operating loss)	(0.01)	(0.15)[1]	(0.12)[1]	0.47	(0.00)[2]	(0.02)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.29	(0.81)	(2.30)	(2.65)	3.95	(0.33)

TOTAL FROM INVESTMENT OPERATIONS	0.28	(0.96)	(2.42)	(2.18)	3.95	(0.35)

Less Distributions:
Distributions from net investment income	--	--	--	(0.51)	(0.00)[2]	(0.04)

Net Asset Value, End of Period	$ 6.49	$ 6.21	$ 7.17	$ 9.59	$12.28	$ 8.33

Total Return[3]	4.51%	(13.39)%	(25.23)%	(18.95)%	47.45%	(3.99)%

Ratios to Average Net Assets:

Expenses	2.75%[4]	2.47%	1.50%	0.90%	0.82%	0.83%

Net investment income (net operating loss)	(0.08)%[4]	(2.14)%	(1.42)%	1.87%	(0.10)%	(0.24)%

Expense waiver/reimbursement[5]	0.79%[4]	0.44%	0.61%	0.85%	1.49%	1.92%

Supplemental Data:

Net assets, end of period (000 omitted)	$3,777	$3,812	$2,583	$4,234	$2,284	$1,154

Portfolio turnover	112%	247%	32%	11%	12%	31%

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--93.4%
		Automobiles & Components--2.7%
23,700		Honda Motor Co., Ltd.	$861,106
22,400		Hyundai Motor Co., Ltd.	541,217
15,500		Toyota Motor Corp.	373,445

		TOTAL	1,775,768

		Banks--12.4%
12,380		BNP Paribas SA	614,269
72,660		Banco Santander Central Hispano, SA	589,134
47,480		Bank of Ireland	589,225
143,000		Barclays PLC	1,009,989
24,450		Credit Suisse Group	662,359
111,000		DBS Group Holdings Ltd.	631,697
11,280		Deutsche Bank AG	661,382
8,000		Komercni Banka AS	624,648
22,200		Kookmin Bank	635,966
41,800		Royal Bank of Scotland PLC, Edinburgh	1,087,834
14,730		Societe Generale, Paris	906,113

		TOTAL	8,012,616

		Capital Goods--4.9%
186,000		Mitsubishi Electric Corp.	537,622
8,300		SMC Corp.	640,564
16,880		Schneider Electric SA	772,875
12,270		Siemens AG	582,447
9,400		Vinci	647,002

		TOTAL	3,180,510

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Commercial Services & Supplies--1.1%
230,000		Rentokil Initial PLC	$679,487

		Consumer Durables & Apparel--1.8%
23,000		Fuji Photo Film Co., Ltd.	641,488
388,000		Premier Image Technology Corp.	535,893

		TOTAL	1,177,381

		Diversified Financials--6.8%
112,000		Amvescap PLC	682,008
31,000		Credit Saison Co., Ltd.	544,838
28,770		Euronext NV	712,765
34,130		Fortis	556,038
34,240		ING Groep NV	553,491
228,700		Nikko Cordial Corp.	698,353
1,296,000		Yuanta Core Pacific Securities Co.	659,391

		TOTAL	4,406,884

		Energy--9.8%
226,550		BP PLC	1,554,240
3,000,000		China Petroleum and Chemical Corp. (Sinopec)	634,725
51,800		ENI SpA	836,797
4,620		Lukoil Holding Co., ADR	340,217
19,320		Royal Dutch Petroleum Co.	874,544
87,160		Santos Ltd.	300,797
94,600		Shell Transport & Trading Co. PLC	622,427
8,030		Total Fina SA, Class B	1,177,381

		TOTAL	6,341,128

		Food & Staples Retailing--1.7%
10,200		Metro AG	318,609
229,520		Tesco PLC	769,140

		TOTAL	1,087,749

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Food Beverage & Tobacco--4.6%
77,580		Gallaher Group PLC	$781,503
85,000		Kirin Brewery Co., Ltd.	634,635
4,030		Nestle SA	845,601
11,970		Unilever NV	700,553

		TOTAL	2,962,292

		Hotels Restaurants & Leisure--1.9%
115,460		Compass Group PLC	632,953
145,600		Rank Group PLC	596,706

		TOTAL	1,229,659

		Household & Personal Products--2.6%
27,000		Kao Corp.	498,579
8,420		L'Oreal SA	611,887
30,000		Reckitt Benckiser PLC	585,307

		TOTAL	1,695,773

		Insurance--1.7%
92,160		Prudential PLC	575,333
8,550		Swiss Re	551,107

		TOTAL	1,126,440

		Materials--7.2%
20,000		Anglo American Platinum Corp. Ltd.	680,666
109,000		BHP Billiton Ltd.	615,045
72,240		BHP Billiton PLC	376,266
41,600		BOC Group PLC	524,755
49,660		Harmony Gold Mining Co., Ltd.	652,577
6,440		POSCO	577,481
16,500		Shin-Etsu Chemical Co., Ltd.	508,363
65,750		Stora Enso Oyj, Class R	685,420

		TOTAL	4,620,573

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Media--4.6%
6,060		Cheil Communications, Inc.	$625,764
75,690		Mediaset SpA	692,549
198,000		Television Broadcasting Ltd.	635,764
54,750		Vivendi Universal SA	1,006,596

		TOTAL	2,960,673

		Pharmaceuticals & Biotechnology--7.0%
53,150		GlaxoSmithKline PLC	1,051,460
31,470		Novartis AG	1,235,260
12,960		Roche Holding AG	989,840
12,900		Teva Pharmaceutical Industries Ltd., ADR	653,888
22,100		Yamanouchi Pharmaceutical Co., Ltd.	597,794

		TOTAL	4,528,242

		Real Estate--1.7%
105,000		Mitsui Fudosan Co., Ltd.	622,552
100,000		Sun Hung Kai Properties	502,581

		TOTAL	1,125,133

		Retailing--1.0%
19,800		Fast Retailing Co., Ltd.	673,269

		Semiconductors & Semiconductor Equipment--2.5%
68,500	[1]	ASM Lithography Holding NV	682,598
2,150		Samsung Electronics Co., Ltd.	582,897
212,000	[1]	Taiwan Semiconductor Manufacturing Co., Ltd.	332,101

		TOTAL	1,597,596

		Software & Services--1.0%
60,600		Indra Sistemas, SA	621,062

		Technology Hardware & Equipment--3.0%
14,000		Canon, Inc.	590,073
8,600		Hoya Corp.	543,411
27,670		Nokia Oyj	499,406
35,000		Taiyo Yuden Co., Ltd.	298,393

		TOTAL	1,931,283

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Telecommunication Services--8.8%
207,660		BT Group PLC	$656,034
55,530	[1]	China Mobile (Hong Kong) Ltd., ADR	650,256
60,150		Deutsche Telekom AG, Class REG	901,568
220		KDDI Corp.	767,089
73,600		Telecom Italia SpA	681,235
18,090		Telefonos de Mexico SA de CV, Class L, ADR	548,127
667,200		Vodafone Group PLC	1,451,661

		TOTAL	5,655,970

		Transportation--2.0%
108,600		Brisa Auto Estradas de Portugal, SA	608,072
117,000		Singapore Airlines Ltd.	651,080

		TOTAL	1,259,152

		Utilities--2.6%
13,530		E.On AG	697,575
40,360		Endesa SA	646,332
166,573		International Power PLC	336,208

		TOTAL	1,680,115

		TOTAL COMMON STOCKS (IDENTIFIED COST $56,203,632)	60,328,755

		CORPORATE BONDS--0.0%
		Materials--0.0%
$15,900		Companhia Vale Do Rio Doce, Conv. Deb., 9/29/2049 (IDENTIFIED COST $137)	1

		REPURCHASE AGREEMENT--3.8%
2,468,000		Interest in $500,000,000 joint repurchase agreement with Banc of America LLC, 1.350% dated 5/30/2003, to be repurchased at $2,468,278 on 6/2/2003, collateralized by U.S. Government Agency Obligations with maturities to 6/25/2033 (AT AMORTIZED COST)	2,468,000

		TOTAL INVESTMENTS--97.2% (IDENTIFIED COST $58,671,769)[2]	62,796,756

		OTHER ASSETS AND LIABILITIES - NET--2.8%	1,822,631

		TOTAL NET ASSETS--100%	$64,619,387

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $58,671,769.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $58,671,769)		$62,796,756
Cash denominated in foreign currency (identified cost $327,716)		325,989
Cash		3,038
Income receivable		205,186
Receivable for investments sold		209,336
Receivable for shares sold		4,776,057
Other assets		22,762

TOTAL ASSETS		68,339,124

Liabilities:
Payable for shares redeemed	$3,706,803
Accrued expenses	12,934

TOTAL LIABILITIES		3,719,737

Net assets for 9,764,696 shares outstanding		$64,619,387

Net Assets Consist of:
Paid in capital		$86,008,122
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		4,124,893
Accumulated net realized loss on investments and foreign currency transactions		(25,646,962)
Undistributed net investment income		133,334

TOTAL NET ASSETS		$64,619,387

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($45,920,701 ÷ 6,877,510 shares outstanding)		$6.68

Offering price per share (100/94.50 of $6.68)[1]		$7.07

Redemption proceeds per share		$6.68

Class B Shares:
Net asset value per share ($14,921,199 ÷ 2,304,915 shares outstanding)		$6.47

Offering price per share		$6.47

Redemption proceeds per share (94.50/100 of $6.47)[1]		$6.11

Class C Shares:
Net asset value per share ($3,777,487 ÷ 582,271 shares outstanding)		$6.49

Offering price per share (100/99.00 of $6.49)[1]		$6.56

Redemption proceeds per share (99.00/100 of $6.49)[1]		$6.43

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $105,649)			$745,653
Interest			14,351

TOTAL INCOME			760,004

Expenses:
Investment adviser fee		$348,138
Administrative personnel and services fee		92,247
Custodian fees		58,110
Transfer and dividend disbursing agent fees and expenses		98,998
Directors'/Trustees' fees		701
Auditing fees		8,421
Legal fees		4,156
Portfolio accounting fees		39,450
Distribution services fee--Class B Shares		55,115
Distribution services fee--Class C Shares		13,169
Shareholder services fee--Class A Shares		46,866
Shareholder services fee--Class B Shares		18,372
Shareholder services fee--Class C Shares		4,390
Share registration costs		16,560
Printing and postage		37,370
Insurance premiums		754
Taxes		2,122
Interest expense		1,074
Miscellaneous		1,104

TOTAL EXPENSES		847,117

Waivers and Reimbursement:
Waiver of investment adviser fee	$(220,263)
Waiver of transfer and dividend disbursing agent fees and expenses	(132)
Reimbursement of investment adviser fee	(52)

TOTAL WAIVERS AND REIMBURSEMENT		(220,447)

Net expenses			626,670

Net investment income			133,334

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			1,011,034
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			2,114,846

Net realized and unrealized gain on investments and foreign currency			3,125,880

Change in net assets resulting from operations			$3,259,214

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income (net operating loss)	$133,334	$(557,837)
Net realized gain (loss) on investments and foreign currency transactions	1,011,034	(13,448,513)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	2,114,846	10,720,437

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,259,214	(3,285,913)

Share Transactions:
Proceeds from sale of shares	67,546,717	61,356,033
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Asia Pacific Growth Fund	--	9,847,051
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Emerging Markets Fund	--	23,722,434
Cost of shares redeemed	(64,853,492)	(67,159,910)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,693,225	27,765,608

Change in net assets	5,952,439	24,479,695

Net Assets:
Beginning of period	58,666,948	34,187,253

End of period (including undistributed net investment income of $133,334 and $0, respectively)	$64,619,387	$58,666,948

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated International Capital Appreciation Fund (formerly, Federated International Growth Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

On November 8, 2002, the Fund received a tax-free transfer of assets from Federated Asia Pacific Growth Fund and Federated Emerging Markets Fund as follows:

	Shares of the Fund Issued	Federated Asia Pacific Growth Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Asia Pacific Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	754,459	$ 4,677,648	$ (87,400)	$ 19,058,924	$ 4,677,648	$23,736,572

Class B	657,989	3,974,252	(33,386)	5,906,643	3,974,252	9,880,895

Class C	197,546	1,195,151	(7,764)	1,539,403	1,195,151	2,734,554

	Shares of the Fund Issued	Federated Emerging Markets Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Emerging Markets Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	2,661,155	$16,499,161	$606,536	$19,058,924	$16,499,161	$35,558,085

Class B	1,029,869	6,220,412	231,689	5,906,643	6,220,412	12,127,055

Class C	165,762	1,002,861	53,878	1,539,403	1,002,861	2,542,264

1 Unrealized Appreciation (Depreciation) is included in the Federated Asia Pacific Growth Fund and Federated Emerging Markets Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a signification event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	400,000,000
Class B Shares	400,000,000
Class C Shares	300,000,000
TOTAL	1,100,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,370,930	$63,270,055	8,735,578	$58,734,545
Shares issued in connection with the tax-free transfer of assets from Federated Asia Pacific Growth Fund	--	--	754,459	4,677,648
Shares issued in connection with the tax-free transfer of assets from Federated Emerging Markets Fund	--	--	2,661,155	16,499,161
Shares redeemed	(9,552,054)	(58,425,147)	(9,198,417)	(61,709,127)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	818,876	$4,844,908	2,952,775	$18,202,227

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	621,049	$3,582,678	305,827	$1,956,858
Shares issued in connection with the tax-free transfer of assets from Federated Asia Pacific Growth Fund	--	--	657,989	3,974,252
Shares issued in connection with the tax-free transfer of assets from Federated Emerging Markets Fund	--	--	1,029,869	6,220,412
Shares redeemed	(951,460)	(5,557,605)	(609,669)	(4,038,527)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(330,411)	$(1,974,927)	1,384,016	$8,112,995

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	114,052	$693,984	100,360	$664,630
Shares issued in connection with the tax-free transfer of assets from Federated Asia Pacific Growth Fund	--	--	197,546	1,195,151
Shares issued in connection with the tax-free transfer of assets from Federated Emerging Markets Fund	--	--	165,762	1,002,861
Shares redeemed	(145,774)	(870,740)	(209,735)	(1,412,256)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(31,722)	$(176,756)	253,933	$1,450,386

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	456,743	$2,693,225	4,590,724	$27,765,608

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $58,671,769. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $4,124,987. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,902,480 and net unrealized depreciation from investments for those securities having an excess of cost over value of $777,493.

At November 30, 2002, the Fund had a capital loss carryforward of $26,026,171, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$ 3,723,538

2008	$ 2,400,709

2009	$ 6,025,898

2010	$ 13,876,026

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee up to or equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not pay or accrue the distribution services fee during the six months ended May 31, 2003.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$61,171,830

Sales	$62,294,970

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

As of May 31, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets	Country	Percentage of Net Assets
United Kingdom	21.6%	Singapore	2.0%
Japan	15.5%	Finland	1.8%
France	8.9%	Australia	1.4%
Switzerland	6.6%	Israel	1.0%
Netherlands	5.5%	China	1.0%
Germany	4.9%	Czech Republic	1.0%
South Korea	4.6%	Portugal	0.9%
Italy	3.4%	Ireland	0.9%
Spain	2.9%	Belgium	0.9%
Hong Kong	2.8%	Mexico	0.8%
Taiwan	2.4%	Russia	0.5%
South Africa	2.1%	Brazil	0.0%[2]

2 Represents less than 0.01%.

LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2003, there were no outstanding loans. During the six months ended May 31, 2003, the maximum outstanding borrowing was $2,631,000. The Fund had an average outstanding daily balance of $1,262,267 with a high and low interest rate of 1.94% and 1.75%, respectively, representing only the days the LOC was utilized. Interest expense totaled to $1,074 for the six months ended May 31, 2003.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated International Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U813
Cusip 31428U797
Cusip 31428U789

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G02418-01 (7/03)

Federated Investors
World-Class Investment Manager

Federated Global Financial Services Fund

Established 1998

A Portfolio of Federated World Investment Series, Inc.

5TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998[1]
Net Asset Value, Beginning of Period	$13.11	$15.03	$14.58	$13.21	$11.99	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.01) [2]	(0.06)[2]	(0.04)[2]	0.10 [2]	0.09 [2]	0.01 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.62	(1.35)	0.62	1.53	1.21	1.98

TOTAL FROM INVESTMENT OPERATIONS	0.61	(1.41)	0.58	1.63	1.30	1.99

Less Distributions:
Distributions from net investment income	--	--	(0.09)	(0.02)	--	--
Distributions from net realized gain on investments and foreign currency transactions	(0.10)	(0.51)	(0.04)	(0.24)	(0.08)	--

TOTAL FROM DISTRIBUTIONS	(0.10)	(0.51)	(0.13)	(0.26)	(0.08)	--

Net Asset Value, End of Period	$13.62	$13.11	$15.03	$14.58	$13.21	$11.99

Total Return[3]	4.75%	(9.81)%	3.96%	12.62%	10.87%	19.90%

Ratios to Average Net Assets:

Expenses	2.53%[4]	2.19%	1.92%	1.65%	1.60%	1.60%[4]

Net investment income (net operating loss)	(0.09)%[4]	(0.42)%	(0.24)%	0.75%	0.79%	0.85%[4]

Expense waiver/reimbursement[5]	0.01%[4]	0.05%	0.13%	1.18%	3.37%	11.49%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$19,702	$20,287	$25,257	$20,962	$6,333	$4,094

Portfolio turnover	8%	14%	21%	40%	53%	12%

1 Reflects operations for the period from September 30, 1998 (date of initial public investment) to November 30, 1998.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998[1]
Net Asset Value, Beginning of Period	$12.74	$14.73	$14.33	$13.09	$11.98	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.05)[2]	(0.16)[2]	(0.15)[2]	0.00 [2,3]	0.01 [2]	0.00 [2,3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.59	(1.32)	0.62	1.50	1.18	1.98

TOTAL FROM INVESTMENT OPERATIONS	0.54	(1.48)	0.47	1.50	1.19	1.98

Less Distributions:
Distributions from net investment income	--	--	(0.03)	(0.02)	--	--
Distributions from net realized gain on investments and foreign currency transactions	(0.10)	(0.51)	(0.04)	(0.24)	(0.08)	--

TOTAL FROM DISTRIBUTIONS	(0.10)	(0.51)	(0.07)	(0.26)	(0.08)	--

Net Asset Value, End of Period	$13.18	$12.74	$14.73	$14.33	$13.09	$11.98

Total Return[4]	4.34%	(10.51)%	3.23%	11.72%	9.96%	19.80%

Ratios to Average Net Assets:

Expenses	3.28%[5]	2.94%	2.67%	2.40%	2.35%	2.35%[5]

Net investment income (net operating loss)	(0.84)%[5]	(1.19)%	(0.99)%	(0.01)%	0.04%	0.10%[5]

Expense waiver/reimbursement[6]	0.01%[5]	0.05%	0.13%	1.18%	3.37%	11.49%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$19,171	$20,124	$28,947	$23,039	$9,563	$1,911

Portfolio turnover	8%	14%	21%	40%	53%	12%

1 Reflects operations for the period from September 30, 1998 (date of initial public investment) to November 30, 1998.

2 Per share information is based on average shares outstanding.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998[1]
Net Asset Value, Beginning of Period	$12.77	$14.76	$14.36	$13.11	$11.98	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.05)[2]	(0.16)[2]	(0.15)[2]	0.00 [2,3]	0.01 [2]	0.00 [2,3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.59	(1.32)	0.62	1.51	1.20	1.98

TOTAL FROM INVESTMENT OPERATIONS	0.54	(1.48)	0.47	1.51	1.21	1.98

Less Distributions:
Distributions from net investment income	--	--	(0.03)	(0.02)	--	--
Distributions from net realized gain on investments and foreign currency transactions	(0.10)	(0.51)	(0.04)	(0.24)	(0.08)	--

TOTAL FROM DISTRIBUTIONS	(0.10)	(0.51)	(0.07)	(0.26)	(0.08)	--

Net Asset Value, End of Period	$13.21	$12.77	$14.76	$14.36	$13.11	$11.98

Total Return[4]	4.33%	(10.48)%	3.25%	11.78%	10.13%	19.80%

Ratios to Average Net Assets:

Expenses	3.28%[5]	2.94%	2.67%	2.40%	2.35%	2.35%[5]

Net investment income (net operating loss)	(0.84)%[5]	(1.19)%	(0.99)%	0.00%[6]	0.04%	0.10%[5]

Expense waiver/reimbursement[7]	0.01%[5]	0.05%	0.13%	1.18%	3.37%	11.49%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,555	$3,311	$4,352	$3,669	$1,005	$343

Portfolio turnover	8%	14%	21%	40%	53%	12%

1 Reflects operations for the period from September 30, 1998 (date of initial public investment) to November 30, 1998.

2 Per share information is based on average shares outstanding.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 Represents less than 0.01%.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.8%
		Banks--26.1%
23,240		Bank One Corp.	$868,246
68,900		Barclays PLC	486,631
9,010		Comerica, Inc.	416,893
18,300		Commercial Federal Corp.	411,201
35,300		Credit Suisse Group	956,290
36,706		FleetBoston Financial Corp.	1,085,396
17,840		PNC Financial Services Group	878,620
63,159		Standard Chartered PLC	756,846
14,780		UBS AG	798,043
34,760		Wachovia Corp.	1,396,657
34,867		Washington Mutual, Inc.	1,421,876
16,450		Wells Fargo & Co.	794,535
162,000		Wing Hang Bank Ltd.	540,648

		TOTAL	10,811,882

		Diversified Financials--56.1%
20,685	[1]	Affiliated Managers Group, Inc.	1,137,675
36,970		American Express Co.	1,540,170
37,100		Amvescap PLC	225,915
62,200		Amvescap PLC, ADR	770,036
18,383		Bear Stearns Cos., Inc.	1,420,454
24,734		Citigroup, Inc.	1,014,589
37,200		Euronext NV	921,615
25,550		Franklin Resources, Inc.	954,804
14,450		Goldman Sachs Group, Inc.	1,177,675
53,700		Investors Group, Inc.	1,097,038
29,212		J.P. Morgan Chase & Co.	959,906
86,120		Janus Capital Group, Inc.	1,339,166
55,800		LaBranche & Co. Inc.	1,157,850
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Diversified Financials--continued
13,420		Lehman Brothers Holdings, Inc.	$961,275
33,531		Mellon Financial Corp.	911,037
40,650		Merrill Lynch & Co., Inc.	1,760,145
27,295		Morgan Stanley	1,248,746
19,100		Northern Trust Corp.	728,856
27,850		Raymond James Financial, Inc.	849,704
82,600		Schroders PLC	909,367
45,950		Schwab (Charles) Corp.	445,715
25,500		T. Rowe Price Group, Inc.	936,360
34,500		Waddell & Reed Financial, Inc., Class A	781,425

		TOTAL	23,249,523

		Insurance--13.3%
45,100		AXA	678,349
6,555		American International Group, Inc.	379,403
9,850		Hartford Financial Services Group, Inc.	459,404
16,600		John Hancock Financial Services, Inc.	502,150
25,070		Marsh & McLennan Cos., Inc.	1,256,759
35,800		MetLife, Inc.	1,001,326
60,814		Sun Life Financial Services of Canada	1,239,998

		TOTAL	5,517,389

		Real Estate--1.3%
108,086		Sun Hung Kai Properties	543,219

		TOTAL COMMON STOCKS (IDENTIFIED COST $40,963,183)	40,122,013

		MUTUAL FUND--3.1%
1,281,415		Prime Value Obligations Fund, Class IS (at net asset value)	1,281,415

		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $42,244,598)[2]	41,403,428

		OTHER ASSETS AND LIABILTIES - NET--0.1%	24,558

		TOTAL NET ASSETS--100%	$41,427,986

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $42,244,598.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $42,244,598)		$41,403,428
Income receivable		66,197
Receivable for shares sold		22,777
Prepaid expense		21,836

TOTAL ASSETS		41,514,238

Liabilities:
Payable for shares redeemed	$43,135
Payable for auditing fees	7,090
Payable for distribution services fees	13,257
Payable for shareholder services fees	8,390
Payable for portfolio accounting fees	6,319
Payable for transfer and dividend disbursing agent fees and expenses	3,145
Payable for custodian fees	2,618
Accrued expenses	2,298

TOTAL LIABILITIES		86,252

Net assets for 3,094,825 shares outstanding		$41,427,986

Net Assets Consist of:
Paid in capital		$42,851,888
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(840,004)
Accumulated net realized loss on investments and foreign currency transactions		(489,607)
Net operating loss		(94,291)

TOTAL NET ASSETS		$41,427,986

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($19,701,850 ÷ 1,447,021 shares outstanding)		$13.62

Offering price per share (100/94.50 of $13.62)[1]		$14.41

Redemption proceeds per share		$13.62

Class B Shares:
Net asset value per share ($19,170,810 ÷ 1,454,323 shares outstanding)		$13.18

Offering price per share		$13.18

Redemption proceeds per share (94.50/100 of $13.18)[1]		$12.46

Class C Shares:
Net asset value per share ($2,555,326 ÷ 193,481 shares outstanding)		$13.21

Offering price per share (100/99.00 of $13.21)[1]		$13.34

Redemption proceeds per share (99.00/100 of $13.21)[1]		$13.08

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $23,763)			$467,212
Interest			3,802

TOTAL INCOME			471,014

Expenses:
Investment adviser fee		$193,445
Administrative personnel and services fee		92,247
Custodian fees		5,656
Transfer and dividend disbursing agent fees and expenses		64,261
Directors'/Trustees' fees		734
Auditing fees		7,090
Legal fees		1,951
Portfolio accounting fees		38,981
Distribution services fee--Class B Shares		66,225
Distribution services fee--Class C Shares		9,805
Shareholder services fee--Class A Shares		23,018
Shareholder services fee--Class B Shares		22,075
Shareholder services fee--Class C Shares		3,268
Share registration costs		16,058
Printing and postage		19,116
Insurance premiums		759
Taxes		1,937
Interest expense		370
Miscellaneous		1,007

TOTAL EXPENSES		568,003

Waivers and Reimbursement:
Waiver of investment adviser fee	$(2,490)
Waiver of transfer and dividend disbursing agent fees and expenses	(179)
Reimbursement of investment adviser fee	(29)

TOTAL WAIVERS AND REIMBURSEMENT		(2,698)

Net expenses			565,305

Net operating loss			(94,291)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(489,472)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			1,800,463

Net realized and unrealized gain on investments and foreign currency transactions			1,310,991

Change in net assets resulting from operations			$1,216,700

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(94,291)	$(448,600)
Net realized loss on investments and foreign currency transactions	(489,472)	342,953
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,800,463	(6,274,973)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,216,700	(6,380,620)

Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(157,621)	(861,425)
Class B Shares	(152,767)	(994,345)
Class C Shares	(25,226)	(149,895)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(335,614)	(2,005,665)

Share Transactions:
Proceeds from sale of shares	9,776,905	11,490,861
Net asset value of shares issued to shareholders in payment of distributions declared	295,754	1,782,796
Cost of shares redeemed	(13,247,607)	(19,721,193)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,174,948)	(6,447,536)

Change in net assets	(2,293,862)	(14,833,821)

Net Assets:
Beginning of period	43,721,848	58,555,669

End of period	$41,427,986	$43,721,848

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated Global Financial Services Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect of valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price is furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	730,450	$8,574,670	523,755	$7,609,306
Shares issued to shareholders in payment of distributions declared	12,303	148,498	54,274	818,999
Shares redeemed	(842,667)	(9,687,664)	(711,140)	(9,622,586)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(99,914)	$(964,496)	(133,111)	$(1,194,281)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	94,299	$1,106,349	239,411	$3,363,284
Shares issued to shareholders in payment of distributions declared	10,721	125,654	56,798	839,150
Shares redeemed	(229,718)	(2,684,033)	(682,363)	(8,999,422)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(124,698)	$(1,452,030)	(386,154)	$(4,796,988)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	8,112	$95,886	37,746	$518,271
Shares issued to shareholders in payment of distributions declared	1,840	21,602	8,422	124,647
Shares redeemed	(75,813)	(875,910)	(81,765)	(1,099,185)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(65,861)	$(758,422)	(35,597)	$(456,267)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(290,473)	$(3,174,948)	(554,862)	$(6,447,536)

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $42,244,598. The net unrealized depreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $841,170. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,963,239 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,804,409.

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not incur a distribution services fee for the six months ended May 31, 2003 and has no present intention of paying or accruing the distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$2,923,436

Sales	$7,770,579

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

As of May 31, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	72.9%
United Kingdom	7.6%
Canada	5.7%
Switzerland	4.2%
Hong Kong	2.6%
Netherlands	2.2%
France	1.6%

LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2003, there were no outstanding loans. During the six months ended May 31, 2003, the maximum outstanding borrowing was $780,000. The Fund had an average outstanding daily balance of $322,211 with a high and low interest rate of 1.88% and 1.75%, respectively, representing only the days the LOC was utilized. Interest expense totaled $370 for the six months ended May 31, 2003.

SUBSEQUENT EVENT

Effective September 4, 2003, the Fund will change its name from Federated Global Financial Services Fund to Federated International Value Fund and will no longer have a policy that requires it to normally invest at least 80% of its investments in financial services sector investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Global Financial Services Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U847
Cusip 31428U839
Cusip 31428U821

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G02455-04 (7/03)

Federated Investors
World-Class Investment Manager

Federated Global Value Fund

Established 1994

(formerly, Federated World Utility Fund)

A Portfolio of Federated World Investment Series, Inc.

10TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$10.93	$12.57	$15.73	$19.61	$16.24	$14.16
Income From Investment Operations:
Net investment income (net operating loss)	(0.01)[1]	0.10 [1]	0.11	0.13 [1]	0.03	0.23
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	(1.66)	(3.14)	(1.34)	4.68	2.55

TOTAL FROM INVESTMENT OPERATIONS	0.03	(1.56)	(3.03)	(1.21)	4.71	2.78

Less Distributions:
Distributions from net investment income	(0.09)	(0.08)	(0.13)	(0.00)[2]	(0.04)	(0.26)
Distribution from net realized gain on investments and foreign currency transactions	--	--	--	(2.67)	(1.30)	(0.44)

TOTAL DISTRIBUTIONS	(0.09)	(0.08)	(0.13)	(2.67)	(1.34)	(0.70)

Net Asset Value, End of Period	$10.87	$10.93	$12.57	$15.73	$19.61	$16.24

Total Return[3]	0.35%	(12.51)%	(19.47)%	(7.64)%	31.41%	20.42%

Ratios to Average Net Assets:

Expenses	2.07%[4]	2.04%[5]	1.81%	1.69%	1.61%	1.52%

Net investment income (net operating loss)	(0.14)%[4]	0.87%	0.72%	0.69%	0.21%	1.71%

Expense waiver/reimbursement[6]	0.60%[4]	0.14%	0.00%[7]	0.00%[7]	0.37%	0.81%

Supplemental Data:

Net assets, end of period (000 omitted)	$20,008	$24,231	$43,069	$70,883	$65,071	$28,022

Portfolio turnover	9%	185%	218%	219%	169%	139%

1 Per share amount based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge of contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.03% after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$10.74	$12.37	$15.48	$19.47	$16.19	$14.12
Income From Investment Operations:
Net investment income (net operating loss)	(0.04)[1]	0.01 [1]	(0.04)	(0.01)[1]	(0.07)	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	(1.64)	(3.07)	(1.31)	4.65	2.54

TOTAL FROM INVESTMENT OPERATIONS	0.00	(1.63)	(3.11)	(1.32)	4.58	2.66

Less Distributions:
Distributions from net investment income	--	--	(0.00)[2]	(0.00)[2]	--	(0.15)
Distribution from net realized gain on investments and foreign currency transactions	--	--	--	(2.67)	(1.30)	(0.44)

TOTAL DISTRIBUTIONS	--	--	(0.00)[2]	(2.67)	(1.30)	(0.59)

Net Asset Value, End of Period	$10.74	$10.74	$12.37	$15.48	$19.47	$16.19

Total Return[3]	0.00%	(13.18)%	(20.09)%	(8.34)%	30.57%	19.53%

Ratios to Average Net Assets:

Expenses	2.82%[4]	2.79%[5]	2.56%	2.44%	2.36%	2.27%

Net investment income (net operating loss)	(0.89)%[4]	0.12%	(0.03)%	(0.05)%	(0.54)%	0.96%

Expense waiver/reimbursement[6]	0.60%[4]	0.14%	0.00%[7]	0.00%[7]	0.37%	0.81%

Supplemental Data:

Net assets, end of period (000 omitted)	$15,726	$18,272	$31,945	$51,312	$43,969	$22,793

Portfolio turnover	9%	185%	218%	219%	169%	139%

1 Per share amount based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge of contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.78% after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$10.75	$12.38	$15.50	$19.48	$16.21	$14.14
Income From Investment Operations:
Net investment income (net operating loss)	(0.04)[1]	0.01 [1]	(0.04)	(0.01)[1]	(0.06)	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	(1.64)	(3.08)	(1.30)	4.63	2.54

TOTAL FROM INVESTMENT OPERATIONS	0.00	(1.63)	(3.12)	(1.31)	4.57	2.66

Less Distributions:
Distributions from net investment income	--	--	--	(0.00)[2]	--	(0.15)
Distribution from net realized gain on investments and foreign currency transactions	--	--	--	(2.67)	(1.30)	(0.44)

TOTAL DISTRIBUTIONS	--	--	--	(2.67)	(1.30)	(0.59)

Net Asset Value, End of Period	$10.75	$10.75	$12.38	$15.50	$19.48	$16.21

Total Return[3]	0.00%	(13.17)%	(20.13)%	(8.29)%	30.46%	19.50%

Ratios to Average Net Assets:

Expenses	2.82%[4]	2.79%[5]	2.56%	2.44%	2.36%	2.27%

Net investment income (net operating loss)	(0.89)%[4]	0.12%	(0.03)%	(0.03)%	(0.54)%	0.96%

Expense waiver/reimbursement[6]	0.60%[4]	0.14%	0.00%[7]	0.00%[7]	0.37%	0.81%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,940	$3,540	$6,536	$9,494	$6,821	$3,276

Portfolio turnover	9%	185%	218%	219%	169%	139%

1 Per share amount based on average shares outstanding.

2 Represent less than $0.01.

3 Based on net asset value, which does not reflect the sales charge of contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.78% after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--99.0%
		Banks--6.6%
19,900		Credit Suisse Group	$539,098
14,100		PNC Financial Services Group	694,425
21,400		Washington Mutual, Inc.	872,692
134,500		Wing Hang Bank Ltd.	448,871

		TOTAL	2,555,086

		Capital Goods--2.3%
18,000		Ingersoll-Rand Co., Class A	788,400
11,000		Metso Oyj	104,856

		TOTAL	893,256

		Commercial Services & Supplies--7.3%
601,350		Michael Page International PLC	936,504
25,400		Miller Herman, Inc.	492,506
83,300		Steelcase, Inc., Class A	862,988
17,900		United Stationers, Inc.	545,592

		TOTAL	2,837,590

		Consumer Durables & Apparel--4.8%
47,530		Compagnie Financiere Richemont AG	757,780
38,000		Hunter Douglas NV	1,117,485

		TOTAL	1,875,265

		Diversified Financials--26.5%
18,000		American Express Co.	749,880
139,500		Amvescap PLC	849,466
11,800		Deutsche Boerse AG	621,290
46,600		Euronext NV	1,154,497
13,300		Goldman Sachs Group, Inc.	1,083,950
21,900		ING Groep NV	354,015
63,200		Janus Capital Group, Inc.	982,760
2,180		Julius Baer Holding Ltd., Zurich, Class B	477,321
19,100		Labranche & Co., Inc.	396,325
36,800		Merrill Lynch & Co., Inc.	1,593,440
18,400		Northern Trust Corp.	702,144
14,100		STOXX 50 Leaders	387,943
80,000		Schroders PLC	880,742

		TOTAL	10,233,773

Shares			Value
		COMMON STOCKS--continued
		Energy--5.4%
19,400		Offshore Logistics, Inc.	$403,908
24,200		Tidewater, Inc.	799,084
38,300	[1]	Transocean, Inc.	895,071

		TOTAL	2,098,063

		Healthcare Equipment & Services--1.6%
33,500		IMS Health, Inc.	597,640

		Hotels, Restaurants & Leisure--3.3%
221,900		Hilton Group PLC	621,723
87,100	[1]	Park Place Entertainment Corp.	663,702

		TOTAL	1,285,425

		Insurance--3.5%
65,700		Sun Life Financial Services of Canada	1,339,623

		Materials--1.9%
30,100		Boise Cascade Corp.	739,557

		Media--19.0%
31,500	[1]	AOL Time Warner, Inc.	479,430
33,400	[1]	Clear Channel Communications, Inc.	1,359,380
31,400	[1]	Corus Entertainment, Inc., Class B	520,050
32,100	[1]	Grupo Televisa SA, GDR	990,285
20,000		Interpublic Group Cos., Inc.	275,000
31,300	[1]	Viacom, Inc., Class A	1,428,845
133,000		WPP Group PLC	1,069,965
62,700		Walt Disney Co.	1,232,055

		TOTAL	7,355,010

		Real Estate--2.5%
36,000	[1]	Jones Lang LaSalle, Inc.	603,000
70,000		Sun Hung Kai Properties	351,806

		TOTAL	954,806

		Retailing--4.0%
18,900	[1]	Federated Department Stores, Inc.	614,250
19,000		Neiman-Marcus Group, Inc., Class A	659,300
21,800	[1]	Toys `R' Us, Inc.	253,752

		TOTAL	1,527,302

Shares			Value
		COMMON STOCKS--continued
		Technology Hardware & Equipment--6.4%
47,600		Arrow Electronics, Inc.	$810,628
39,000	[1]	Kemet Corp.	393,900
22,900		Koninklijke (Royal) Philips Electronics NV	448,566
39,300	[1]	Tektronix, Inc.	828,444

		TOTAL	2,481,538

		Transportation--3.9%
26,700		Florida East Coast Industries, Inc.	765,756
55,400		Grupo Aeroportuario del Sureste SA de CV, Class B, ADR	757,872

		TOTAL	1,523,628

		TOTAL COMMON STOCKS (IDENTIFIED COST $35,390,487)	38,297,562

		MUTUAL FUND--1.0%
373,063		Prime Value Obligations Fund, Class IS (at net asset value)	373,063

		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $35,763,550)[2]	38,670,625

		OTHER ASSETS AND LIABILITIES - NET--0.0%	3,479

		TOTAL NET ASSETS--100%	$38,674,104

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $35,763,550.

Note: The categories of investments are shown as a percentage of net assets at May 31, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $35,763,550)		$38,670,625
Receivable for shares sold		6,086
Income receivable		115,365
Prepaid expense		4,569

TOTAL ASSETS		38,796,645

Liabilities:
Payable for shares redeemed	$97,536
Payable to bank	60
Payable for distribution services fee	11,376
Payable for shareholder services fee	7,881
Accrued expenses	5,688

TOTAL LIABILITIES		122,541

Net assets for 3,579,529 shares outstanding		$38,674,104

Net Assets Consist of:
Paid in capital		$69,076,275
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,908,646
Accumulated net realized loss on investments and foreign currency transactions		(33,235,992)
Distributions in excess of net investment income		(74,825)

TOTAL NET ASSETS		$38,674,104

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($20,007,730 ÷ 1,841,376 shares outstanding)		$10.87

Offering price per share (100/94.50 of $10.87)[1]		$11.50

Redemption proceeds per share		$10.87

Class B Shares:
Net asset value per share ($15,726,357 ÷ 1,464,595 shares outstanding)		$10.74

Offering price per share		$10.74

Redemption proceeds per share (94.50/100 of $10.74)[1]		$10.15

Class C Shares:
Net asset value per share ($2,940,017 ÷ 273,558 shares outstanding)		$10.75

Offering price per share (100/99.00 of $10.75)[1]		$10.86

Redemption proceeds per share (99.00/100 of $10.75)[1]		$10.64

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $22,873)			$359,127
Interest			4,792

TOTAL INCOME			363,919

Expenses:
Investment adviser fee		$189,399
Administrative personnel and services fee		92,247
Custodian fees		12,765
Transfer and dividend disbursing agent fees and expenses		72,214
Directors'/Trustees' fees		719
Auditing fees		9,000
Legal fees		1,806
Portfolio accounting fees		37,595
Distribution services fee--Class B Shares		56,731
Distribution services fee--Class C Shares		10,718
Shareholder services fee--Class A Shares		24,867
Shareholder services fee--Class B Shares		18,910
Shareholder services fee--Class C Shares		3,573
Share registration costs		15,342
Printing and postage		23,491
Insurance premiums		729
Taxes		1,503
Interest Expense		230
Miscellaneous		1,128

TOTAL EXPENSES		572,967

Waiver and Reimbursement:
Waiver of investment adviser fee	$(114,391)
Reimbursement of investment adviser fee	(38)

TOTAL WAIVER AND REIMBURSEMENT		(114,429)

Net expenses			458,538

Net operating loss			(94,619)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(937,265)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			234,723

Net realized and unrealized loss on investments and foreign currency transactions			(702,542)

Change in net assets resulting from operations			$(797,161)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income (net operating loss)	$(94,619)	$320,581
Net realized loss on investments and foreign currency transactions	(937,265)	(12,454,121)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	234,723	2,709,555

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(797,161)	(9,423,985)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(195,974)	(268,653)

Share Transactions:
Proceeds from sale of shares	1,892,839	6,278,049
Net asset value of shares issued to shareholders in payment of distributions declared	169,289	236,040
Cost of shares redeemed	(8,437,977)	(32,328,261)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,375,849)	(25,814,172)

Change in net assets	(7,368,984)	(35,506,810)

Net Assets:
Beginning of period	46,043,088	81,549,898

End of period (including distributions in excess of net investment income and undistributed net investment income of $(74,825) and $215,768, respectively)	$38,674,104	$46,043,088

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated Global Value Fund (formerly, Federated World Utility Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The Fund's investment objective is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	200,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	400,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	143,031	$1,404,532	485,448	$5,197,989
Shares issued to shareholders in payment of distributions declared	16,997	169,289	18,369	236,040
Shares redeemed	(535,677)	(5,191,370)	(1,714,233)	(19,118,161)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(375,649)	$(3,617,549)	(1,210,416)	$(13,684,132)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	42,842	$417,876	80,500	$912,050
Shares redeemed	(278,853)	(2,646,816)	(962,170)	(10,795,114)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(236,011)	$(2,228,940)	(881,670)	$(9,883,064)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,053	$70,431	14,698	$168,010
Shares redeemed	(62,670)	(599,791)	(213,394)	(2,414,986)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(55,617)	$(529,360)	(198,696)	$(2,246,976)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(667,277)	$(6,375,849)	(2,290,782)	$(25,814,172)

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $35,763,550. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $2,907,075. This consists of net unrealized appreciation from investments for those securities having an excess value over cost of $4,256,282 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,349,207.

At November 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $32,273,627 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 6,673,723

2009	$12,049,398

2010	$13,550,506

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$3,326,930

Sales	$8,346,948

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

As of May 31, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	59.9%
United Kingdom	11.3%
Netherlands	7.9%
Canada	4.8%
Switzerland	4.6%
Mexico	4.5%
Hong Kong	2.1%
Bermuda	2.0%
Germany	1.6%
Ireland	1.0%
Finland	0.3%

LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2003, there were no outstanding loans. During the six months ended May 31, 2003, the maximum outstanding borrowing was $345,000. The Fund had an average outstanding daily balance of $158,067 with a high and low interest rate of 1.88% and 1.75%, respectively, representing only the days LOC was utilized. Interest expense totaled $230 for the six months ended May 31, 2003.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Global Value Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U672
Cusip 31428U664
Cusip 31428U656

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00259-05 (7/03)

Federated Investors
World-Class Investment Manager

Federated International High Income Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

7TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$7.09	$7.22	$7.01	$7.71	$7.99	$9.50
Income From Investment Operations:
Net investment income	0.33	0.80 [1,2]	0.82	0.78	0.93 [2]	0.94
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.39	(0.17)[1]	0.21	(0.70)	(0.37)	(1.49)

TOTAL FROM INVESTMENT OPERATIONS	1.72	0.63	1.03	0.08	0.56	(0.55)

Less Distributions:
Distributions from net investment income	(0.35)	(0.76)	(0.80)	(0.35)	(0.78)	(0.96)
Distributions from paid in capital[3]	--	--	(0.02)[2]	(0.43)[2]	(0.06)[2]	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	--	(0.00)[4]

TOTAL DISTRIBUTIONS	(0.35)	(0.76)	(0.82)	(0.78)	(0.84)	(0.96)

Net Asset Value, End of Period	$8.46	$7.09	$7.22	$7.01	$7.71	$7.99

Total Return[5]	24.84%	9.06%	15.33%	0.84%	7.55%	(5.95)%

Ratios to Average Net Assets:

Expenses	1.16%[6]	1.16%	1.16%	1.10%	0.96%	0.82%

Net investment income	8.87%[6]	11.07%[1]	12.16%	10.55%	12.09%	11.07%

Expense waiver/reimbursement[7]	0.32%[6]	0.44%	0.61%	0.78%	0.79%	0.99%

Supplemental Data:

Net assets, end of period (000 omitted)	$118,373	$75,452	$31,346	$18,170	$17,793	$11,052

Portfolio turnover	50%	120%	161%	236%	87%	128%

1 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 10.52% to 11.07%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Per share information is based on the average number of shares outstanding.

3 Represents a return of capital for federal income tax purposes.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$7.09	$7.22	$7.01	$7.71	$7.99	$9.50
Income From Investment Operations:
Net investment income	0.30	0.75 [1,2]	0.76	0.73	0.88 [2]	0.89
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.40	(0.17)[1]	0.22	(0.71)	(0.38)	(1.50)

TOTAL FROM INVESTMENT OPERATIONS	1.70	0.58	0.98	0.02	0.50	(0.61)

Less Distributions:
Distributions from net investment income	(0.32)	(0.71)	(0.75)	(0.32)	(0.72)	(0.90)
Distributions from paid in capital[3]	--	--	(0.02)[2]	(0.40)[2]	(0.06)[2]	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	--	(0.00)[4]

TOTAL DISTRIBUTIONS	(0.32)	(0.71)	(0.77)	(0.72)	(0.78)	(0.90)

Net Asset Value, End of Period	$8.47	$7.09	$7.22	$7.01	$7.71	$7.99

Total Return[5]	24.51%	8.26%	14.48%	0.07%	6.73%	(6.67)%

Ratios to Average Net Assets:

Expenses	1.91%[6]	1.91%	1.91%	1.85%	1.71%	1.57%

Net investment income	8.14%[6]	10.34%[1]	11.36%	9.75%	11.34%	10.37%

Expense waiver/reimbursement[7]	0.32%[6]	0.44%	0.61%	0.78%	0.79%	0.99%

Supplemental Data:

Net assets, end of period (000 omitted)	$78,609	$60,477	$54,552	$57,171	$71,881	$70,458

Portfolio turnover	50%	120%	161%	236%	87%	128%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 9.79% to 10.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Per share information is based on the average number of shares outstanding.

3 Represents a return of capital for federal income tax purposes.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$7.09	$7.22	$7.01	$7.71	$7.99	$9.50
Income From Investment Operations:
Net investment income	0.30	0.75 [1,2]	0.75	0.72	0.88 [2]	0.85
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.40	(0.17)[1]	0.23	(0.70)	(0.38)	(1.46)

TOTAL FROM INVESTMENT OPERATIONS	1.70	0.58	0.98	0.02	0.50	(0.61)

Less Distributions:
Distributions from net investment income	(0.32)	(0.71)	(0.75)	(0.32)	(0.72)	(0.90)
Distributions from paid in capital[3]	--	--	(0.02)[2]	(0.40)[2]	(0.06)[2]	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	--	(0.00)[4]

TOTAL DISTRIBUTIONS	(0.32)	(0.71)	(0.77)	(0.72)	(0.78)	(0.90)

Net Asset Value, End of Period	$8.47	$7.09	$7.22	$7.01	$7.71	$7.99

Total Return[5]	24.53%	8.26%	14.47%	0.07%	6.73%	(6.67)%

Ratios to Average Net Assets:

Expenses	1.91%[6]	1.91%	1.91%	1.85%	1.71%	1.57%

Net investment income	8.04%[6]	10.34%[1]	11.36%	9.75%	11.34%	10.35%

Expense waiver/reimbursement[7]	0.32%[6]	0.44%	0.61%	0.78%	0.79%	0.99%

Supplemental Data:

Net assets, end of period (000 omitted)	$14,213	$9,656	$6,479	$5,461	$6,246	$8,106

Portfolio turnover	50%	120%	161%	236%	87%	128%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 9.79% to 10.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Per share information is based on the average number of shares outstanding.

3 Represents a return of capital for federal income tax purposes.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--1.0%
		Telecommunications & Cellular--1.0%
962,147	[1]	Jazztel PLC	$367,827
1,967,799	[1]	Netia Holdings SA	1,710,187

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,482,265)	2,078,014

		CORPORATE BONDS--22.6%
		Air Transportation--1.0%
1,618,000		CHC Helicopter Corp., Company Guarantee, 11.75%, 7/15/2007	2,055,514

		Broadcast Radio & TV--2.5%
2,500,000		Central European Media Enterprises Ltd., Sr. Note, 9.375%, 8/15/2004	2,512,500
2,500,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	2,696,875

		TOTAL	5,209,375

		Cable & Wireless Television--1.6%
2,250,000		Innova S De R.L., Sr. Note, 12.875%, 4/1/2007	2,262,641
2,500,000		Satelites Mexicanos SA, Sr. Note, Series B, 10.125%, 11/1/2004	1,125,000

		TOTAL	3,387,641

		Container & Glass Products--0.9%
2,150,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	1,902,750

		Oil & Gas--8.7%
2,500,000		Bluewater Finance Ltd., Company Guarantee, 10.25%, 2/15/2012	2,550,000
3,500,000		Gazprom, Note, Series 144A, 9.625%, 3/1/2013	3,902,500
1,950,000	[2]	PT Medco Energi International Tbk, Series 144A, 8.75%, 5/22/2010	1,961,037
2,500,000		Pemex Project Funding Master Trust, Company Guarantee, 7.375%, 12/15/2014	2,777,975
2,650,000	[2]	Petronas Capital Ltd., Company Guarantee, Series 144A, 7.875%, 5/22/2022	3,163,173
2,500,000	[2]	Petroplus Funding BV, Bond, Series 144A, 10.50%, 10/15/2010	2,382,008
2,000,000	[2]	Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	1,640,000

		TOTAL	18,376,693

		Paper Products--0.7%
1,000,000	[1]	Corporacion Durango SA de CV, Sr. Note, 13.125%, 8/1/2006	545,000
2,000,000	[1]	Corporacion Durango SA de CV, Sr. Note, Series 144A, 13.75%, 7/15/2009	1,060,000

		TOTAL	1,605,000

		Printing & Publishing--0.8%
1,500,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	1,680,000

Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Rail Industry--1.0%
2,000,000		Transportacion Ferroviaria Mexicana SA de CV, Company Guarantee, 11.75%, 6/15/2009	$2,050,000

		Retailers--1.2%
2,600,000		Grupo Elektra SA de CV, Sr. Note, 12.00%, 4/1/2008	2,587,000

		Telecommunications & Cellular--4.2%
2,000,000		Cellco Finance NV, Sr. Note, 12.75%, 8/1/2005	2,100,000
165,569		Jazztel PLC, 12.00%, 10/30/2012	96,307
2,000,000		Partner Communications, Sr. Sub. Note, 13.00%, 8/15/2010	2,300,000
500,000		Partner Communications, Sr. Sub. Note, Series INTL, 13.00%, 8/15/2010	572,500
1,500,000		PCCW-HKTC Capital Ltd., Company Guarantee, Series REGS, 7.75%, 11/15/2011	1,700,835
2,000,000		Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012	2,050,000

		TOTAL	8,819,642

		TOTAL CORPORATE BONDS (IDENTIFIED COST $44,418,916)	47,673,615

		SOVEREIGN GOVERNMENTS--58.4%
6,500,000		Brazil, Government of, Bond, 10.125%, 5/15/2027	5,766,150
5,100,000		Brazil, Government of, Bond, 11.50%, 3/12/2008	5,393,250
9,728,139		Brazil, Government of, C Bond, 8.00%, 4/15/2014	8,599,675
1,375,000		Brazil, Government of, Note, 10.00%, 1/16/2007	1,416,250
3,700,000		Brazil, Government of, Note, 11.00%, 1/11/2012	3,774,000
6,000,000		Brazil, Government of, Note, 12.00%, 4/15/2010	6,390,000
3,000,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	2,842,500
2,350,000		Bulgaria, Government of, Bond, 8.25%, 1/15/2015	2,806,840
1,900,000		Colombia, Government of, Bond, 10.375%, 1/28/2033	2,185,950
1,880,000		Colombia, Government of, Note, 10.00%, 1/23/2012	2,110,300
1,600,000		Colombia, Government of, Note, 10.50%, 7/9/2010	1,836,000
1,900,000		Dominican Republic, Government of, Unsub., 9.50%, 9/27/2006	1,909,500
500,000	[2]	El Salvador, Government of, Bond, 7.75%, 1/24/2023	534,375
1,300,000		El Salvador, Government of, Bond, 8.25%, 4/10/2032	1,300,000
245,000,000		Hungary, Government of, Bond, 9.00%, 4/12/2004	1,181,875
4,500,000		Mexico, Government of, Bond, 8.00%, 9/24/2022	5,176,125
2,400,000		Mexico, Government of, Note, 4.625%, 10/8/2008	2,491,200
1,000,000		Mexico, Government of, Note, 6.375%, 1/16/2013	1,082,000
5,200,000		Mexico, Government of, Note, 8.125%, 12/30/2019	6,103,500
3,200,000		Mexico, Government of, Note, 8.375%, 1/14/2011	3,912,000
1,825,000		Panama, Government of, Bond, 9.375%, 1/16/2023	2,071,375
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		SOVEREIGN GOVERNMENTS--continued
2,800,000		Peru, Government of, Note, 9.875%, 2/6/2015	$3,257,800
1,250,000		Philippines, Government of, Bond, 9.875%, 1/15/2019	1,384,375
1,725,000		Philippines, Government of, Note, 10.625%, 3/16/2025	2,011,178
1,000,000		Philippines, Government of, Note, 8.375%, 3/12/2009	1,070,000
7,700,000		Poland, Government of, Bond, 8.50%, 5/12/2007	2,330,911
2,400,000		Russia, Government of, 10.00%, 6/26/2007	2,945,520
5,700,000		Russia, Government of, 8.25%, 3/31/2010	6,669,000
3,550,000		Russia, Government of, Unsub., 12.75%, 6/24/2028	6,011,925
15,400,000	[2]	Russia, Government of, Unsub., 5.00%, 3/31/2030	15,048,880
1,000,000		South Africa, Government of, Note, 7.375%, 4/25/2012	1,186,250
900,000		South Africa, Government of, Note, 8.50%, 6/23/2017	1,146,375
1,550,000		Turkey, Government of, Note, 11.00%, 1/14/2013	1,602,313
2,960,000		Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030	3,178,300
821,337		Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007	916,858
8,100,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	5,811,750

		TOTAL SOVEREIGN GOVERNMENTS (IDENTIFIED COST $107,380,328)	123,454,300

		MUTUAL FUNDS--14.3%
1,597,508		Emerging Markets Fixed Income Core Fund	21,890,461
8,333,923		Prime Value Obligations Fund, Class IS	8,333,923

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $28,044,895)	30,224,384

		TOTAL INVESTMENTS--96.3% (IDENTIFIED COST $181,326,404)[3]	203,430,313

		OTHER ASSETS AND LIABILITIES-NET--3.7%	7,764,706

		TOTAL NET ASSETS--100%	$211,195,019

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2003, these securities amounted to $24,729,473 which represents 11.7% of total net assets.

3 The cost of investments for federal tax purposes amounts to $180,257,254.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $181,326,404)		$203,430,313
Cash denominated in foreign currencies (identified cost $373,849)		381,426
Income receivable		3,592,771
Receivable for investments sold		102,663
Receivable for shares sold		4,717,135

TOTAL ASSETS		212,224,308

Liabilities:
Payable for shares redeemed	$346,391
Income distribution payable	556,834
Payable for distribution services fees	59,062
Payable for shareholder services fees	42,778
Accrued expenses	24,224

TOTAL LIABILITIES		1,029,289

Net assets for 24,944,959 shares outstanding		$211,195,019

Net Assets Consist of:
Paid in capital		$204,906,720
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		22,119,089
Accumulated net realized loss on investments and foreign currency transactions		(15,024,816)
Distributions in excess of net investment income		(805,974)

TOTAL NET ASSETS		$211,195,019

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($118,373,231 ÷ 13,985,630 shares outstanding)		$8.46

Offering price per share (100/95.50 of $8.46)[1]		$8.86

Redemption proceeds per share		$8.46

Class B Shares:
Net asset value per share ($78,608,677 ÷ 9,280,509 shares outstanding)		$8.47

Offering price per share		$8.47

Redemption proceeds per share (94.50/100 of $8.47)[1]		$8.00

Class C Shares:
Net asset value per share ($14,213,111 ÷ 1,678,820 shares outstanding)		$8.47

Offering price per share (100/99.00 of $8.47)[1]		$8.56

Redemption proceeds per share (99.00/100 of $8.47)[1]		$8.39

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Interest			$7,413,488
Income allocated from partnership			946,450

TOTAL INCOME			$8,359,938

Expenses:
Investment adviser fee		$707,745
Administrative personnel and services fee		92,247
Custodian fees		28,795
Transfer and dividend disbursing agent fees and expenses		74,092
Directors'/Trustees' fees		1,052
Auditing fees		9,000
Legal fees		4,581
Portfolio accounting fees		46,277
Distribution services fee--Class B Shares		255,285
Distribution services fee--Class C Shares		45,876
Shareholder services fee--Class A Shares		107,773
Shareholder services fee--Class B Shares		85,095
Shareholder services fee--Class C Shares		15,292
Share registration costs		24,700
Printing and postage		23,775
Insurance premiums		897
Taxes		5,800
Interest expense		4,875
Miscellaneous		1,420

TOTAL EXPENSE BEFORE ALLOCATION		1,534,577

Expenses allocated from partnership		5,611

TOTAL EXPENSES		1,540,188

Waivers and Reimbursement:
Waiver of investment adviser fee	$(260,750)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,406)
Reimbursement of investment adviser fee	(316)

TOTAL WAIVERS AND REIMBURSEMENT		(263,472)

Net expenses			1,276,716

Net investment income			7,083,222

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			1,266,800
Net realized gain allocated from partnership			259,547
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			28,880,758

Net realized and unrealized gain on investments and foreign currency transactions			30,407,105

Change in net assets resulting from operations			$37,490,327

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,083,222	$11,679,235
Net realized gain on investments including allocation from partnership and foreign currency transactions	1,526,347	3,230,946
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	28,880,758	(6,062,660)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	37,490,327	8,847,521

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,925,499)	(4,668,812)
Class B Shares	(2,822,265)	(5,668,741)
Class C Shares	(495,735)	(806,636)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,243,499)	(11,144,189)

Share Transactions:
Proceeds from sale of shares	133,766,884	141,404,668
Net asset value of shares issued to shareholders in payment of distributions declared	3,640,853	4,710,130
Cost of shares redeemed	(102,044,185)	(90,609,808)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	35,363,552	55,504,990

Change in net assets	65,610,380	53,208,322

Net Assets:
Beginning of period	145,584,639	92,376,317

End of period (including distributions in excess of net investment income of $(805,974) and $(645,697), respectively)	$211,195,019	$145,584,639

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated International High Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to seek a high level of current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission ("SEC"), the Fund may invest in Federated Core Trust II, L.P. (the "Core Trust II"), which is managed independently by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. Core Trust II is a limited partnership established under the laws of the State of Delaware on November 13, 2000, registered under the Act, and offered only to the registered investment companies and other accredited investors. The Fund may invest in emerging market fixed income securities primarily by investing in the Emerging Markets Fixed Income Core Fund, a portfolio of Core Trust II. The investment objective of the Emerging Markets Fixed Income Core Fund is to achieve a total return on its assets and high levels of income. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from Emerging Markets Fixed Income Core Fund. Distributions of the Emerging Markets Fixed Income Core Fund will represent a nontaxable return of capital up to the amount of the Fund's adjusted tax basis investment in Emerging Markets Fixed Income Core Fund. Emerging Markets Fixed Income Core Fund does not currently intend to declare and pay distributions to the Fund.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discount on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At May 31, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization on the financial statements is as follows:

	As of 12/1/2001		For the Year Ended 11/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$308,148	$308,148	$606,740	$(792,757)	$186,017

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

CAPITAL STOCK

At May 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	14,174,658	$109,608,611	15,573,000	$113,538,981
Shares issued to shareholders in payment of distributions declared	335,967	2,566,395	376,860	2,718,262
Shares redeemed	(11,173,953)	(84,769,151)	(9,644,146)	(71,274,041)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,336,672	$27,405,855	6,305,714	$44,983,202

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,804,803	$13,821,422	2,517,753	$18,372,736
Shares issued to shareholders in payment of distributions declared	112,704	858,647	228,824	1,655,350
Shares redeemed	(1,168,393)	(8,950,697)	(1,773,536)	(12,849,837)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	749,114	$5,729,372	973,041	$7,178,249

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,348,965	$10,336,851	1,314,794	$9,492,951
Shares issued to shareholders in payment of distributions declared	28,148	215,811	46,361	336,518
Shares redeemed	(1,061,049)	(8,324,337)	(895,971)	(6,485,930)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	316,064	$2,228,325	465,184	$3,343,539

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,401,850	$35,363,552	7,743,939	$55,504,990

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $180,257,254. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $23,173,059. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,126,122 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,953,063.

At November 30, 2002, the Fund had a capital loss carryforward of $17,652,592, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$ 89,526

2007	$9,775,291

2008	$3,319,786

2009	$4,467,989

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Prime Value Obligations Fund which is managed by FIMC, an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not incur a distribution services fee for the six months ended May 31, 2003.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$101,418,170

Sales	$78,664,388

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets
Mexico	16.9%
Russia	16.4%
Brazil	16.2%
Venezuela	3.5%
Turkey	3.3%
Philippines	3.1%
Colombia	2.9%
Netherlands	2.3%
Poland	1.9%
Malaysia	1.5%
Peru	1.5%
Israel	1.4%
Bulgaria	1.3%
Slovenia	1.2%
South Africa	1.1%
Canada	1.0%
Panama	1.0%
El Salvador	0.9%
Dominican Republic	0.9%
Indonesia	0.9%
Hong Kong	0.8%
United Kingdom	0.8%
Hungary	0.6%
Ukraine	0.4%
Spain	0.2%

LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2003, the maximum outstanding borrowing was $15,241,000. The Fund had an average outstanding daily balance of $5,435,889 with a high and low interest rate of 1.94% and 1.75%, respectively, representing only the days the LOC was utilized. Interest expense totaled $4,875 for the six months ended May 31, 2003.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated International High Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U771
Cusip 31428U763
Cusip 31428U755

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01949-02 (7/03)

Federated Investors
World-Class Investment Manager

Federated International Small Company Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

7TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$15.27	$17.53	$25.00	$35.17	$17.56	$14.25
Income From Investment Operations:
Net investment income (net operating loss)	0.03 [1]	(0.08)[1]	(0.09)[1]	(0.27)[1]	(0.26)[1]	(0.17)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.76	(2.18)	(7.38)	(6.29)	18.15	3.48

TOTAL FROM INVESTMENT OPERATIONS	1.79	(2.26)	(7.47)	(6.56)	17.89	3.31

Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--	--	--	(3.61)	(0.28)	--

Net Asset Value, End of Period	$17.06	$15.27	$17.53	$25.00	$35.17	$17.56

Total Return[2]	11.72%	(12.89)%	(29.88)%	(21.40)%	103.45%	23.23%

Ratios to Average Net Assets:

Expenses	2.13%[3]	2.07%[4]	1.97%	1.79%	2.03%	1.95%

Net investment income (net operating loss)	0.46%[3]	(0.49)%	(0.42)%	(0.79)%	(1.05)%	(0.97)%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$189,791	$169,829	$251,667	$517,259	$506,117	$147,490

Portfolio turnover	24%	101%	166%	254%	321%	380%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

5 This expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$14.48	$16.75	$24.06	$34.21	$17.20	$14.07
Income From Investment Operations:
Net operating loss	(0.03)[1]	(0.20)[1]	(0.24)[1]	(0.51)[1]	(0.41)[1]	(0.29)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.68	(2.07)	(7.07)	(6.03)	17.70	3.42

TOTAL FROM INVESTMENT OPERATIONS	1.65	(2.27)	(7.31)	(6.54)	17.29	3.13

Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--	--	--	(3.61)	(0.28)	--

Net Asset Value, End of Period	$16.13	$14.48	$16.75	$24.06	$34.21	$17.20

Total Return[2]	11.40%	(13.55)%	(30.38)%	(22.00)%	102.11%	22.25%

Ratios to Average Net Assets:

Expenses	2.88%[3]	2.82%[4]	2.72%	2.54%	2.78%	2.70%

Net operating loss	(0.35)%[3]	(1.24)%	(1.17)%	(1.55)%	(1.80)%	(1.72)%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$147,345	$151,312	$227,604	$434,724	$462,524	$189,965

Portfolio turnover	24%	101%	166%	254%	321%	380%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

5 This expense decrease is reflected in both the expense and the net operating loss ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$14.47	$16.73	$24.04	$34.19	$17.19	$14.06
Income From Investment Operations:
Net operating loss	(0.03)[1]	(0.20)[1]	(0.24)[1]	(0.51)[1]	(0.42)[1]	(0.29)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.67	(2.06)	(7.07)	(6.03)	17.70	3.42

TOTAL FROM INVESTMENT OPERATIONS	1.64	(2.26)	(7.31)	(6.54)	17.28	3.13

Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--	--	--	(3.61)	(0.28)	--

Net Asset Value, End of Period	$16.11	$14.47	$16.73	$24.04	$34.19	$17.19

Total Return[2]	11.33%	(13.51)%	(30.41)%	(22.01)%	102.11%	22.26%

Ratios to Average Net Assets:

Expenses	2.88%[3]	2.82%[4]	2.72%	2.54%	2.78%	2.70%

Net operating loss	(0.35)%[3]	(1.24)%	(1.17)%	(1.55)%	(1.80)%	(1.72)%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$42,745	$44,432	$69,623	$144,282	$144,234	$47,697

Portfolio turnover	24%	101%	166%	254%	321%	380%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

5 This expense decrease is reflected in both the expense and the net operating loss ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--95.4%
		Automobiles & Components--5.1%
362,000		Calsonic Kansei Corp.	$1,742,528
500,000		Hino Motors Ltd.	2,227,534
90,000		Hyundai Mobis	2,098,187
74,000		Hyundai Motor Co.	1,787,950
126,000		Keihin Corp.	1,136,736
57,400		Magna International, Inc., Class A	3,821,083
737,000		Mazda Motor Corp.	1,481,182
51,000		Nissin Kogyo Co. Ltd.	962,203
843,300		Pacifica Group Ltd.	2,026,269
240,000		Showa Corp.	2,103,027

		TOTAL	19,386,699

		Banks--1.9%
375,000		Anglo Irish Bank Corp. PLC	3,288,238
235,000		Northern Rock PLC	2,968,558
300,000		Wing Hang Bank Ltd.	1,001,200

		TOTAL	7,257,996

		Capital Goods--9.3%
88,470		ACS Actividades de Constuccion y Servicios, S.A.	3,703,647
400,000		Central Glass Co. Ltd.	2,037,491
593,000	[1]	Chiyoda Corp.	2,454,776
1,350,000		Citic Pacific Ltd.	2,478,265
861,000		Gamuda BHD	1,315,761
65,504		Grupo Ferrovial, S.A.	1,795,742
1,300,000		IJM Corp. Berhad	1,541,009
600,000		Komatsu Ltd.	2,222,777
347,000		Koyo Seiko Co.	2,166,986
134,500	[1]	Masonite International Corp.	2,687,841
600,000		Ntn Corp.	2,181,007
1,500,000		Road Builder (M) Holdings Berhad	1,306,222
160,000		SNC-Lavalin Group, Inc.	4,651,977
150,763	[1]	Singulus Technologies AG	2,553,780
30,000		Vinci	2,064,899

		TOTAL	35,162,180

Shares			Value
		COMMON STOCKS--continued
		Commercial Services & Supplies--0.6%
275,000		Capita Group PLC	$1,056,723
36,000		Drake Beam Morin Japan, Inc.	1,147,980

		TOTAL	2,204,703

		Consumer Durables & Apparel--7.8%
40,000		Bandai Co. Ltd.	1,523,204
94,700		Cheil Industries, Inc.	1,209,265
815,000		Hitachi Koki Co.	2,632,031
1,146,000		Kenwood Corp.	2,636,515
226,000		Konica Corp.	2,083,580
164,800		Merloni Elettrodomestici SpA	2,213,375
1,220,000		Mfi Furniture Group	2,982,907
20,000		Puma AG Rudolf Dassler Sport	2,142,577
303,100		Saeco International Group SPA	1,166,699
87,600		Sankyo Co. Ltd.	1,038,012
14,520		Swatch Group AG, Class B	1,328,995
1,438,000		Techtronic Industries Co.	2,258,405
1,400,000		Texwincan Holdings Ltd.	1,153,827
250,000		Victor Co. of Japan	1,726,324
96,874		Zapf Creation AG	3,640,796

		TOTAL	29,736,512

		Diversified Financials--9.3%
489,400		Amvescap PLC	2,980,132
280,000		C.I. Fund Management, Inc.	2,431,052
632,500		Cattles PLC	3,411,866
210,000		Close Brothers Group PLC	2,056,318
80,000		Credit Saison Co. Ltd.	1,406,034
48,840		DePfa Bank PLC	3,565,494
52,600		Deutsche Boerse AG	2,769,477
121,800		Euronext NV	3,017,547
134,000		ICAP PLC	2,317,768
700,000		Keppel Corp. Ltd.	1,781,423
2,000,000		Kiatnakin Finance Public Co. Ltd.	1,343,555
247,966		Man (ED&F) Group PLC	5,079,880
200,000		Matsui Securities Co. Ltd.	1,294,497
2,000,000		Siam Panich Leasing Public Co. Ltd.	1,701,006

		TOTAL	35,156,049

Shares			Value
		COMMON STOCKS--continued
		Energy--5.0%
66,050		Canadian Natural Resources Ltd.	$2,563,739
115,900		Ensign Resource Service Group, Inc.	1,701,378
58,700		IHC Caland NV	3,109,945
543,000		Saipem SpA	4,013,557
450,000		Showa Shell Sekiyu K.K.	3,010,439
37,000		Talisman Energy, Inc.	1,606,771
475,000		Teikoku Oil Co.	1,417,426
478,055		Wood Group (John) PLC	1,441,964

		TOTAL	18,865,219

		Food & Staples Retailing--0.9%
107,800		Familymart Co.	2,112,390
30,300		Matsumotokiyoshi	1,287,882

		TOTAL	3,400,272

		Food, Beverage & Tobacco--5.7%
60,500		ARIAKE JAPAN Co. Ltd.	1,709,491
90,700		Campari Group	3,350,714
54,470		Danisco A/S	2,071,735
156,000		Molson Cos. Ltd., Class A	4,125,930
242,000		Q. P. Corp.	1,988,987
610,000		Swedish Match AB	4,913,160
208,000		Toyo Suisan Kaisha	2,146,412
137,334		Wolverhampton & Dudley Breweries PLC	1,463,357

		TOTAL	21,769,786

		Health Care Equipment & Services--5.8%
325,800	[1]	Capio AB	2,644,004
73,704		Celesio AG	3,034,432
21,300		Coloplast A.S., Class B	1,553,605
258,580	[1]	Elekta AB, Class B	3,449,152
50,000		Essilor International SA	2,038,280
148,172		Getinge AB, Class B	3,821,307
30,000		Nichii Gakkan Co.	1,565,183
109,000		Olympus Optical Co.	2,071,045
293,750		Smith & Nephew PLC	1,782,555

		TOTAL	21,959,563

Shares			Value
		COMMON STOCKS--continued
		Hotels, Restaurants & Leisure--3.5%
457,075		Enterprise Inns PLC	$5,537,206
85,000		Fairmont Hotels & Resorts	2,006,000
117,800		Greek Organization of Football Prognostics	1,248,023
120,000		Lottomatica SpA	2,137,103
518		Round One Corp.	1,168,857
234,830		William Hill PLC	1,040,011

		TOTAL	13,137,200

		Insurance--1.3%
250,406		Corp Mapfre SA	2,623,173
86,500		Industrial Alliance Life Insurance Co.	2,331,953

		TOTAL	4,955,126

		Materials--7.1%
300,000		Air Water, Inc.	1,195,265
321,831		Amcor Ltd.	1,725,326
650,000		Boral Ltd.	2,085,101
350,000		Bpb Industries	1,750,957
181,250		Domtar, Inc.	1,910,887
4,700		Givaudan SA	1,860,447
123,400		Glamis Gold Ltd.	1,409,025
106,600	[1]	JSC Mining and Smelting Co. Norilsk Nickel, ADR	2,947,490
54,100		LG Chem Ltd.	2,028,288
62,000		Methanex Corp.	633,020
156,610		Novozymes A/S, Class B	4,443,298
153,500		Placer Dome, Inc.	1,677,755
23,400		Taisei Lamick Co. Ltd.	503,310
778,000	[1]	Taiwan Hon Chuan Enterprise Co. Ltd.	1,127,375
425,000		Tokyo Steel Manufacturing	1,508,187

		TOTAL	26,805,731

		Media--2.9%
227,800		Eniro AB	1,908,007
812,500		HIT Entertainment PLC	3,371,032
650,000	[1]	Impresa-Sociedade Gestora de Participacoes SA	1,690,406
184,800	[1]	JC Decaux SA	2,325,236
254,460		Mondadori (Arnoldo) Editore SPA	1,924,124

		TOTAL	11,218,805

Shares			Value
		COMMON STOCKS--continued
		Pharmaceuticals & Biotechnology--6.3%
36,200	[1]	Actelion Ltd.	$2,660,066
100,000	[1]	Angiotech Pharmaceuticals, Inc.	2,973,880
113,900	[1]	Cambridge Antibody Technology Group PLC	904,569
124,000	[1]	Daewoong Pharmaceutical Co. Ltd.	1,899,841
119,000		Kyorin Pharmaceutical Co.	1,513,592
136,000	[1]	Qiagen NV	1,285,846
132,400	[1]	Ranbaxy Laboratories Ltd.	1,915,362
130,000		Recordati SPA	2,237,827
91,000		Shionogi and Co.	1,288,525
70,000		Stada Arzneimittel AG	4,531,800
200,200	[1]	StressGen Biotechnologies Corp., Class A	302,359
283,000		Zeltia S.A.	2,583,512

		TOTAL	24,097,179

		Real Estate--0.7%
7,500,000		Amata Corp. Public Co. Ltd.	679,205
232	[1]	Kennedy-Wilson Japan	353,383
2,025,000		Wheelock & Co. Ltd.	1,710,038

		TOTAL	2,742,626

		Retailing--4.5%
2,138,000		Esprit Holdings Ltd.	4,568,756
228,300		Hudson's Bay Co.	1,420,837
71,000		Komeri Co. Ltd.	1,402,047
84,000		Medion AG	3,964,303
2,408,400		Signet Group PLC	3,369,496
820,840	[1]	The Carphone Warehouse PLC	1,050,538
7,800		Valora Holding AG	1,378,450

		TOTAL	17,154,427

		Semiconductors & Semiconductor Equipment--1.5%
204,500	[1]	ASM Lithography Holding NV	2,037,829
500,000		ASM Pacific Technology Ltd.	1,291,872
284,000	[1]	Anam Semiconductor, Inc.	814,537
256,000		Nikon Corp.	1,743,795

		TOTAL	5,888,033

Shares			Value
		COMMON STOCKS--continued
		Software & Services--3.6%
399,550	[1]	Amadeus Global Travel Distribution SA	$2,320,743
91,100	[1]	Check Point Software Technologies Ltd.	1,712,680
60,000		Dassault Systemes SA	1,972,750
150,700		Fuji Soft ABC, Inc.	2,201,816
121,600		Indra Sistemas SA	1,246,222
25,000	[1]	NHN Corp.	2,719,941
115,700		Nippon System Development Co. Ltd.	1,480,333

		TOTAL	13,654,485

		Technology Hardware & Equipment--6.4%
197,000		Alps Electric Co.	2,293,461
582,000	[1]	Asustek Computer, Inc.	1,371,706
171,400		Cinram International, Inc.	1,837,054
128,700		DaeDuck GDS Co. Ltd.	1,341,892
41,650	[1]	Logitech International SA	1,770,848
250,000		Minolta Co.	1,405,071
84,950	[1]	Neopost SA	3,092,245
157,300	[1]	Research in Motion Ltd.	2,991,846
24,560		Samsung SDI Co. Ltd.	1,583,929
350,000	[1]	Silicon-On-Insulator Technologies (SOITEC)	2,168,109
4,168,000		TPV Technology Ltd.	1,355,432
99,200	[1]	UTStarcom, Inc.	2,941,280

		TOTAL	24,152,873

		Telecommunication Services--0.8%
50,000		Compania Anonima Nacional Telefonos de Venezuela, Class D, ADR	636,500
53,900	[1]	Vimpel-Communications, ADR	2,425,500

		TOTAL	3,062,000

		Transportation--5.1%
448,600		Brisa Auto Estradas de Portugal S.A.	2,511,797
2,600,000		Cosco Pacific Ltd.	2,611,026
625,170		FirstGroup PLC	2,723,518
895,000		Kawasaki Kisen Kaisha Ltd.	2,046,722
24,350		Kuehne & Nagel International AG	1,794,703
319,100		Patrick Corp. Ltd.	2,470,594
175,100		Tibbett & Britten Group PLC	1,463,912
793,500		Toll Holdings Ltd.	3,699,711

		TOTAL	19,321,983

Shares			Value
		COMMON STOCKS--continued
		Utilities--0.3%
80,750	[1]	Public Power Corp.	$1,295,996

		TOTAL COMMON STOCKS (IDENTIFIED COST $300,645,091)	362,385,443

		PREFERRED STOCK--0.9%
		Capital Goods--0.9%
57,000		Krones AG, Pfd. (IDENTIFIED COST $2,060,248)	3,513,374

		MUTUAL FUND--1.7%
6,279,774		Prime Value Obligations Fund, Class IS (AT NET ASSET VALUE)	6,279,774

		TOTAL INVESTMENTS--98.0% (IDENTIFIED COST $308,985,113)[2]	372,178,591

		OTHER ASSETS AND LIABILITIES - NET--2.0%	7,701,947

		TOTAL NET ASSETS--100%	$379,880,538

1 Non-income producing security.

2 The cost of investments for federal tax purposes is $308,985,113.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $308,985,113)		$372,178,591
Cash denominated in foreign currencies (identified cost $1,982,553)		1,999,354
Income receivable		769,211
Receivable for investments sold		2,899,541
Receivable for shares sold		8,754,067
Other assets		213,792

TOTAL ASSETS		386,814,556

Liabilities:
Payable for investments purchased	$3,536,023
Payable for shares redeemed	2,729,693
Net payable for foreign currency exchange contracts	259
Payable for transfer and dividend disbursing agent fees and expenses	239,417
Payable for distribution services fee	155,500
Accrued expenses	273,126

TOTAL LIABILITIES		6,934,018

Net assets for 22,911,325 shares outstanding		$379,880,538

Net Assets Consist of:
Paid in capital		$597,952,403
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		63,255,802
Accumulated net realized loss on investments and foreign currency transactions		(280,682,055)
Accumulated net operating loss		(645,612)

TOTAL NET ASSETS		$379,880,538

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($189,790,639 ÷ 11,122,576 shares outstanding)		$17.06

Offering price per share (100/94.50 of $17.06)[1]		$18.05

Redemption proceeds per share		$17.06

Class B Shares:
Net asset value per share ($147,344,709 ÷ 9,135,261 shares outstanding)		$16.13

Offering price per share		$16.13

Redemption proceeds per share (94.50/100 of $16.13)[1]		$15.24

Class C Shares:
Net asset value per share ($42,745,190 ÷ 2,653,488 shares outstanding)		$16.11

Offering price per share (100/99.00 of $16.11)[1]		$16.27

Redemption proceeds per share (99.00/100 of $16.11)[1]		$15.95

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $485,288)		$4,243,630
Interest		84,606

TOTAL INCOME		4,328,236

Expenses:
Investment adviser fee	$2,112,283
Administrative personnel and services fee	127,075
Custodian fees	147,341
Transfer and dividend disbursing agent fees and expenses	586,537
Directors'/Trustees' fees	2,094
Auditing fees	9,000
Legal fees	2,282
Portfolio accounting fees	61,077
Distribution services fee--Class A Shares	199,002
Distribution services fee--Class B Shares	518,906
Distribution services fee--Class C Shares	151,459
Shareholder services fee--Class B Shares	172,969
Shareholder services fee--Class C Shares	50,486
Share registration costs	20,656
Printing and postage	98,084
Insurance premiums	766
Taxes	12,829
Interest expense	276
Miscellaneous	2,335

TOTAL EXPENSES	4,275,457

Reimbursement:
Reimbursement of investment adviser fee	(580)

Net expenses		4,274,877

Net investment income		53,359

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(14,531,688)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		52,439,359

Net realized and unrealized gain on investments and foreign currency		37,907,671

Change in net assets resulting from operations		$37,961,030

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income (net operating loss)	$53,359	$(4,241,180)
Net realized loss on investments and foreign currency transactions	(14,531,688)	(61,843,573)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	52,439,359	6,956,490

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	37,961,030	(59,128,263)

Share Transactions:
Proceeds from sale of shares	163,952,415	226,946,589
Cost of shares redeemed	(187,605,912)	(351,138,531)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,653,497)	(124,191,942)

Change in net assets	14,307,533	(183,320,205)

Net Assets:
Beginning of period	365,573,005	548,893,210

End of period	$379,880,538	$365,573,005

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Federated International Small Company Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if availiable. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily availiable, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts	Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Bought:
6/2/2003	111,176,583	Japanese Yen	$ 942,175	$ 930,465	$(11,710)

Contracts Sold:
6/3/2003	863,565	Euro	1,027,263	1,015,812	11,451

NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(259)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,534,512	$159,858,756	12,658,786	$209,319,604
Shares redeemed	(10,537,225)	(159,086,852)	(15,893,240)	(265,605,029)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,713)	$771,904	(3,234,454)	$(56,285,425)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	77,106	$1,111,899	491,645	$8,204,116
Shares redeemed	(1,388,933)	(19,604,394)	(3,630,101)	(58,574,577)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,311,827)	$(18,492,495)	(3,138,456)	$(50,370,461)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	210,154	$2,981,760	582,407	$9,422,869
Shares redeemed	(628,266)	(8,914,666)	(1,671,810)	(26,958,925)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(418,112)	$(5,932,906)	(1,089,403)	$(17,536,056)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,732,652)	$(23,653,497)	(7,462,313)	$(124,191,942)

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $308,985,113. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $63,193,478. This consist of net unrealized appreciation from investments for those securities having an excess of value over cost of $76,301,004 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,107,526.

At November 30, 2002, the Fund had a capital loss carryforward of $266,017,268, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,541,304

2009	200,639,910

2010	63,836,054

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended May 31, 2003, Class A Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$ 79,938,641

Sales	$ 108,717,605

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets
Japan	19.4%
United Kingdom	12.8%
Canada	11.3%
Germany	6.9%
Hong Kong	4.8%
Italy	4.5%
Sweden	4.4%
South Korea	4.1%
Spain	3.7%
France	3.6%
Australia	3.1%
Switzerland	2.8%
Netherlands	2.5%
Denmark	2.2%
Ireland	1.8%
Russia	1.4%
Portugal	1.1%
Malaysia	1.1%
Thailand	1.0%
United States	0.8%
Greece	0.7%
Taiwan	0.7%
India	0.5%
Singapore	0.5%
Israel	0.4%
Venezuela	0.2%

LINE OF CREDIT

The Corporation has agreed to a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2003, there were no outstanding loans. During the six months ended May 31, 2003, the maximum outstanding borrowing was $3,172,000. The Fund had an average outstanding daily balance of $1,436,250 with a high and low interest rate of 1.81% to 1.75%, respectively, representing only the days the LOC was utilized. Interest expense totaled $276 for the six months ended May 31, 2003.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated International Small Company Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U748
Cusip 31428U730
Cusip 31428U722

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01743-02 (7/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated World Investment Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        July 28, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003